UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form N-CSR relates solely to the Registrant’s: PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund)

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	1/31/2022

Date of reporting period:	1/31/2022

Item 1 – Reports to Stockholders

PGIM CORE SHORT-TERM BOND FUND

PGIM CORE ULTRA SHORT BOND FUND

PGIM INSTITUTIONAL MONEY

MARKET FUND

ANNUAL REPORT

JANUARY 31, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Funds’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PGIM is a Prudential Financial company. © 2022 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Core Short-Term Bond Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Average Annual Total Returns as of 1/31/22
	One Year (%)	Five Years (%)	Ten Years (%)

Fund	0.24	1.96	2.15

ICE US 1-Month Treasury Bill Index *

	0.04	1.02	0.55
ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index

	0.10	1.22	0.74
ICE BofA USD 3-Month Deposit Offered Rate Constant Maturity Index

	0.14	1.39	0.89
Bloomberg US Short Treasury Index

	-0.04	1.20	0.71

* The ICE US 1-Month Treasury Bill Index was adopted as the Fund’s primary benchmark in March 2022 due to the pending discontinuation of LIBOR.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Prudential Investment Portfolios 2	3

PGIM Core Short-Term Bond Fund

Your Fund’s Performance (continued)

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Fund with a similar investment in the ICE US 1-Month Treasury Bill Index, the ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index and the ICE BofA USD 3-Month Deposit Offered Rate Constant Maturity Index by portraying the initial account values at the beginning of the 10-year period (January 31, 2012) and the account values at the end of the current fiscal year (January 31, 2022), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted and (b) all dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

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Benchmark Definitions

ICE US 1-Month Treasury Bill Index—an unmanaged index that is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not less than, one month from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.

ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index—an unmanaged index which tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The 1 Month Current Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index—tracks the performance of a basket of synthetic assets paying LIBID to a stated maturity. The index purchases a new instrument each day, priced at par, having exactly its stated maturity and with a coupon equal to that day’s fixing rate. All issues are held to maturity. Therefore, each day the index is comprised of a basket of securities. The index is not marked to market. The returns of the index represent the accrued income generated by the equally weighted average of all the coupons in the basket for a given day.

Bloomberg US Short Treasury Index—The Bloomberg US Short Treasury Index includes aged U.S. Treasury bills, notes and bonds with a remaining maturity from 1 up to (but not including) 12 months. It excludes zero coupon strips.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Distributions and Yields as of 1/31/22

	Total Distributions Paid for 12 Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
PGIM Core Short-Term Bond Fund	0.08	0.94	0.94

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

Prudential Investment Portfolios 2	5

PGIM Core Short-Term Bond Fund

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 1/31/22 (%)

AAA	20.2

AA	12.7

A	35.8

BBB	9.6

BB	0.1

B	0.1

CCC	0.2

Not Rated	21.3

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

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PGIM Core Ultra Short Bond Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Average Annual Total Returns as of 1/31/22
	One Year (%)	Five Years (%)	Ten Years (%)

Fund	0.13	1.30	0.78

ICE US 1-Month Treasury Bill Index *

	0.04	1.02	0.55

ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index

	0.10	1.22	0.74

Bloomberg 1-3 Month US Treasury Bill

	0.03	1.08	0.58

iMoneyNet Prime Institutional Funds Average

	0.01	1.04	0.56

* The ICE US 1-Month Treasury Bill Index was adopted as the Fund’s primary benchmark in March 2022 due to the pending discontinuation of LIBOR.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Prudential Investment Portfolios 2	7

PGIM Core Ultra Short Bond Fund

Your Fund’s Performance (continued)

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Fund with a similar investment in the ICE US 1-Month Treasury Bill Index and the ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index as its current Index by portraying the initial account values at the beginning of the 10-year period (January 31, 2012) and the account values at the end of the current fiscal year (January 31, 2022), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted and (b) all dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Benchmark Definitions

ICE US 1-Month Treasury Bill Index— an unmanaged index that is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding

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Treasury Bill that matures closest to, but not less than, one month from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.

ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index—an unmanaged index which tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The 1 Month Current Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

Bloomberg 1–3 Month US Treasury Bill Index—The Bloomberg 1–3 Month US Treasury Bill Index includes all publicly issued zero-coupon US Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

iMoneyNet Prime Institutional Funds Average—The iMoneyNet Prime Institutional Funds Average is based on the average return of all funds in the iMoneyNet Prime Institutional Funds universe for the periods noted. Funds in the iMoneyNet Prime Institutional Funds Average primarily invest in a variety of taxable short-term corporate and bank debt securities.

Distributions and Yields as of 1/31/22

	Total Distributions Paid for 12 Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
PGIM Core Ultra Short Bond Fund	0.00	0.15	0.15

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

Credit Quality expressed as a percentage of total investments as of 1/31/22 (%)

A-1+/P-1	71.7

A-1/P-1	28.3

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch

Prudential Investment Portfolios 2	9

PGIM Core Ultra Short Bond Fund

Your Fund’s Performance (continued)

rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

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PGIM Institutional Money Market Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Average Annual Total Returns as of 1/31/22
	One Year (%)	Five Years (%)	Since Inception (%)

Fund	0.06	1.24	1.18 (07/19/2016)
ICE US 1-Month Treasury Bill Index *

	0.04	1.02	0.55
ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index

	0.10	1.22	0.74
iMoneyNet Prime Institutional Funds Average

	0.01	1.04	5.36

* The ICE US 1-Month Treasury Bill Index was adopted as the Fund’s primary benchmark in March 2022 due to the pending discontinuation of LIBOR.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Institutional Money Market Fund Yield Comparison

Prudential Investment Portfolios 2	11

PGIM Institutional Money Market Fund

Your Fund’s Performance (continued)

Weighted Average Maturity* (WAM) Comparison

The graphs portray weekly 7-day current yields and weekly WAMs for PGIM Institutional Money Market Fund and the iMoneyNet Prime Institutional Funds Average every Tuesday from January 26, 2021 to January 25, 2022, the closest dates prior to the beginning and end of the Fund’s reporting period. Note: iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. As a result, the data portrayed for the Fund at the end of the reporting period in the graphs may not match the data portrayed in the Fund’s performance table as of January 31, 2022.

* Weighted Average Maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding, or redemption provision.

Benchmark Definitions

ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index—an unmanaged index which tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The 1 Month Current Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

ICE US 1-Month Treasury Bill Index—an unmanaged index that is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding

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Treasury Bill that matures closest to, but not less than, one month from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.

iMoneyNet Prime Institutional Funds Average—The iMoneyNet Prime Institutional Funds Average is based on the average return of all funds in the iMoneyNet Prime Institutional Funds universe for the periods noted. Funds in the iMoneyNet Prime Institutional Funds Average primarily invest in a variety of taxable short-term corporate and bank debt securities.

Prudential Investment Portfolios 2	13

PGIM Core Short-Term Bond Fund

Strategy and Performance Overview* (unaudited)

How did the Fund perform?

The PGIM Core Short-Term Bond Fund returned 0.24% in the 12-month reporting period that ended January 31, 2022, outperforming the 0.10% return of the ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index (the Index).

What were the market conditions?

●

The strong global rebound from the depths of the COVID-19 pandemic continued throughout much of the reporting period, as economies continued to respond to monetary and fiscal stimulus. The rollout of COVID-19 vaccines, along with the potential for further stimulus, shifted the prospects for growth and inflation in the first half of the period, kicking off a robust “reflation trade” in bond markets. This caused the US Treasury yield curve to steepen sharply over the first half of the period before flattening again in the second half of the period, as the market pulled forward its expectation for interest rate hikes. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)

●

While the yield on the 2-year Treasury note began rising sharply in the fourth quarter of 2021 as markets began pricing in more interest rate hikes in 2022, long-end Treasury yields declined amid uncertainty around the Omicron variant of COVID-19 and the prospect of slower economic growth. Despite steepening in the beginning of the period, the US Treasury yield curve flattened over the full period, with the 10-year/2-year Treasury spread declining from 0.98% to 0.61% as of January 31, 2022. Meanwhile, the yield on the 3-month Treasury bill rose from 0.06% to 0.23%, while the 3-month LIBOR (London Interbank Offered Rate) rose from 0.20% to 0.31%. In the short-term credit markets, investment-grade credit spreads widened during the period. The Bloomberg 1-3 Year Credit Index, a proxy for the short-term spread market, outperformed similar short-duration Treasuries by 0.11% during the period. (Duration is a measure of a bond’s price sensitivity to interest rate changes over time.)

What strategies or holdings affected the Fund’s performance?

The Fund emphasizes spread assets, including short-term investment-grade corporates, commercial mortgage-backed securities, and asset-backed securities such as non-agency residential mortgages and credit card receivables. This positioning helped the Fund outperform its benchmark during the period.

Did the Fund use derivatives?

During the period, the Fund used swap agreements for hedging interest rate risk and to add value versus cash securities. The use of these derivatives had a positive impact on performance of the Fund for the period.

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Current outlook

PGIM Fixed Income continues to find value within investment-grade corporates and structured products, which represent attractive value in relation to Treasuries and agency mortgage-backed securities. PGIM Fixed Income adopted a more defensive posture versus all front-end spread markets over the last half of the period, with caution growing toward the end of the period as it believed spreads were too tight in light of the anticipated higher-rate environment.

* This strategy and performance overview, which discusses what strategies or holdings (including derivatives, if applicable) affected the Fund’s performance, is compiled based on how the Fund performed relative to the Fund’s assigned index and is viewed for performance attribution purposes at the aggregate Fund level, which in most instances will not directly correlate to the amounts disclosed in the Statement of Operations which conform to U.S. generally accepted accounting principles.

Prudential Investment Portfolios 2	15

PGIM Core Ultra Short Bond Fund

Strategy and Performance Overview*

How did the Fund perform?

The PGIM Core Ultra Short Bond Fund returned 0.13% in the 12-month reporting period that ended January 31, 2022, outperforming the 0.10% return of the ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index (the Index).

What were the market conditions?

●

The strong global rebound from the depths of the COVID-19 pandemic continued throughout much of the reporting period, as economies continued to respond to monetary and fiscal stimulus. The rollout of COVID-19 vaccines, along with the potential for further stimulus, shifted the prospects for growth and inflation in the first half of the period, kicking off a robust “reflation trade” in bond markets. This caused the US Treasury yield curve to steepen sharply over the first half of the period before flattening again in the second half of the period, as the market pulled forward its expectation for interest rate hikes. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)

●

While the yield on the 2-year Treasury note began rising sharply in the fourth quarter of 2021 as markets began pricing in more interest rate hikes in 2022, long-end Treasury yields declined amid uncertainty around the Omicron variant of COVID-19 and the prospect of slower economic growth. Despite steepening in the beginning of the period, the US Treasury yield curve flattened over the full period, with the 10-year/2-year Treasury spread declining from 0.98% to 0.61% as of January 31, 2022. Meanwhile, the yield on the 3-month Treasury bill rose from 0.06% to 0.23%, while the 3-month LIBOR (London Interbank Offered Rate) rose from 0.20% to 0.31%. In the short-term credit markets, investment-grade credit spreads widened during the period. The Bloomberg 1-3 Year Credit Index, a proxy for the short-term spread market, outperformed similar short-duration Treasuries by 0.11% during the period. (Duration is a measure of a bond’s price sensitivity to interest rate changes over time.)

What strategies or holdings affected the Fund’s performance?

●

The Fund’s weighted average maturity (WAM) remained shorter than peers or near neutral for the entirety of the period. The Fund’s weighted average life (WAL) remained extended through floating rate securities through the first quarter of 2021, shortened toward the middle of the period, and then remained extended for the entirety of the fourth quarter of 2021.

●

At different times throughout the period, the Fund’s managers also tactically adjusted the portfolio to take advantage of wider floating rate spreads and moderated those positions in the LIBOR floaters accordingly as spreads tightened. This allocation consisted primarily of foreign bank positions, as the floating rate paper is attractive for the Fund’s mandate. The issuance of LIBOR based floating rate securities declined substantially over the period leading to less ownership of LIBOR based Floating Rate

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Securities and the addition of Federal Funds (Fed Funds) and Secured Overnight Financing Rate (SOFR) to replace the LIBOR based securities. Additionally, the Fund’s position in agency discount notes versus corporates, repurchase agreements, and Treasuries shifted tactically based on relative value between the sectors throughout the period.

●	The Fund’s managers became more defensive toward the end of the period, increasing cash in anticipation of higher interest rates and the potential for widening spreads.

Current outlook

The Fund continues to emphasize well-researched, short-term credit sectors as PGIM Fixed Income expects these assets to offer the most value from a total return perspective. As relative value between floating rate and fixed rate assets fluctuates, PGIM Fixed Income will seek to rotate into more attractively priced holdings.

* This strategy and performance overview, which discusses what strategies or holdings (including derivatives, if applicable) affected the Fund’s performance, is compiled based on how the Fund performed relative to the Fund’s assigned index and is viewed for performance attribution purposes at the aggregate Fund level, which in most instances will not directly correlate to the amounts disclosed in the Statement of Operations which conform to U.S. generally accepted accounting principles.

Prudential Investment Portfolios 2	17

PGIM Institutional Money Market Fund

Strategy and Performance Overview*

How did the Fund perform?

The PGIM Institutional Money Market Fund returned 0.06% in the 12-month reporting period that ended January 31, 2022.

What were the market conditions?

●

The strong global rebound from the depths of the COVID-19 pandemic continued throughout much of the reporting period, as economies continued to respond to monetary and fiscal stimulus. The rollout of COVID-19 vaccines, along with the potential for further stimulus, shifted the prospects for growth and inflation in the first half of the period, kicking off a robust “reflation trade” in bond markets. This caused the US Treasury yield curve to steepen sharply over the first half of the period before flattening again in the second half of the period, as the market pulled forward its expectation for interest rate hikes. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)

●

While the yield on the 2-year Treasury note began rising sharply in the fourth quarter of 2021 as markets began pricing in more interest rate hikes in 2022, long-end Treasury yields declined amid uncertainty around the Omicron variant of COVID-19 and the prospect of slower economic growth. Despite steepening in the beginning of the period, the US Treasury yield curve flattened over the full period, with the 10-year/2-year Treasury spread declining from 0.98% to 0.61% as of January 31, 2022. Meanwhile, the yield on the 3-month Treasury bill rose from 0.06% to 0.23%, while the 3-month LIBOR (London Interbank Offered Rate) rose from 0.20% to 0.31%. In the short-term credit markets, investment-grade credit spreads widened during the period. The Bloomberg 1-3 Year Credit Index, a proxy for the short-term spread market, outperformed similar short-duration Treasuries by 0.11% during the period. (Duration is a measure of a bond’s price sensitivity to interest rate changes over time.)

What strategies or holdings affected the Fund’s performance?

●

The Fund’s weighted average maturity (WAM) remained longer than that of peers for most of the first quarter of 2021, shortening to near neutral into quarter end, and it remained shorter than that of peers for most of the second quarter of 2021. The Fund’s WAM extended to a near-neutral position into the end of the second quarter and then remained longer than that of peers for the majority of the third and fourth quarters. The Fund’s weighted average life (WAL) remained extended through floating-rate securities throughout the period in light of anticipated short-term (overnight) rates hovering around zero for the foreseeable future.

●

At different times throughout the period, the Fund’s managers also tactically adjusted the Fund to take advantage of wider floating-rate spreads and moderated those positions in the LIBOR floaters accordingly as spreads tightened. This allocation consisted primarily of foreign bank positions, as the floating-rate paper is attractive for

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the Fund’s mandate. The issuance of LIBOR based floating rate securities declined substantially over the period leading to less ownership of LIBOR based Floating Rate Securities and the addition of Federal Funds (Fed Funds) and Secured Overnight Financing Rate (SOFR) to replace the LIBOR based securities. Additionally, the Fund’s position in agency discount notes versus corporates, repurchase agreements, and Treasuries shifted tactically based on relative value between the sectors throughout the period.

●	The Fund’s managers became more defensive toward the end of the period, increasing cash in anticipation of higher interest rates and the potential for widening spreads.

Current outlook

PGIM Fixed Income continues to emphasize well-researched, short-term credit sectors and expects these assets to offer the most value from a total return perspective. As relative value between floating rate and fixed rate assets fluctuates, PGIM Fixed Income will seek to rotate into more attractively priced holdings.

* This strategy and performance overview, which discusses what strategies or holdings (including derivatives, if applicable) affected the Fund’s performance, is compiled based on how the Fund performed relative to the Fund’s assigned index and is viewed for performance attribution purposes at the aggregate Fund level, which in most instances will not directly correlate to the amounts disclosed in the Statement of Operations which conform to U.S. generally accepted accounting principles.

Prudential Investment Portfolios 2	19

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Core Short-Term Bond Fund	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$ 998.60	0.04%	$0.20

Hypothetical	$1,000.00	$1,025.00	0.04%	$0.20

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PGIM Core Ultra Short Bond Fund	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$1,000.60	0.00%**	$0.02

Hypothetical	$1,000.00	$1,025.18	0.00%**	$0.02

PGIM Institutional Money Market Fund	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$1,000.20	0.07%	$0.35

Hypothetical	$1,000.00	$1,024.85	0.07%	$0.36

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2022, and divided by the 365 days in the Fund’s fiscal year ended January 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which each Fund may invest.

**Less than 0.005%

Prudential Investment Portfolios 2	21

Glossary

The following abbreviations are used in the Funds’ descriptions:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

ABS—Asset-Backed Security

ADBB—Asian Development Bank Bonds

BSBY—Bloomberg Short-Term Bank Yield Index

EMTN—Euro Medium Term Note

FFCSB—Federal Farm Credit System Bank

FHLB—Federal Home Loan Bank

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

GMTN—Global Medium Term Note

GNMA—Government National Mortgage Association

LIBOR—London Interbank Offered Rate

MASTR—Morgan Stanley Structured Asset Security

MTN—Medium Term Note

OTC—Over-the-counter

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

S—Semiannual payment frequency for swaps

SOFR—Secured Overnight Financing Rate

TVA—Tennessee Valley Authority

USOIS—United States Overnight Index Swap

23

PGIM Core Short-Term Bond Fund

Schedule of Investments

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 81.5%

ASSET-BACKED SECURITIES 5.5%

Automobiles 2.0%

Ally Auto Receivables Trust,
Series 2019-02, Class A3	2.230%	01/16/24	1,211	$1,217,710
CarMax Auto Owner Trust,
Series 2018-03, Class A3	3.130	06/15/23	521	521,615
Series 2018-04, Class A3	3.360	09/15/23	1,873	1,884,264
Series 2019-02, Class A3	2.680	03/15/24	1,395	1,405,542
Series 2020-04, Class A3	0.500	08/15/25	2,400	2,385,063
Fifth Third Auto Trust,
Series 2019-01, Class A3	2.640	12/15/23	608	610,758
Ford Credit Auto Owner Trust,
Series 2017-01, Class A, 144A	2.620	08/15/28	4,600	4,603,373
Ford Credit Floorplan Master Owner Trust,
Series 2019-01, Class A	2.840	03/15/24	8,400	8,424,808
Series 2019-03, Class A1	2.230	09/15/24	3,800	3,835,085
GM Financial Consumer Automobile Receivables Trust,
Series 2018-03, Class A3	3.020	05/16/23	153	152,705
Series 2018-04, Class A3	3.210	10/16/23	757	760,830
GMF Floorplan Owner Revolving Trust,
Series 2019-01, Class A, 144A	2.700	04/15/24	10,500	10,548,289
Honda Auto Receivables Owner Trust,
Series 2019-02, Class A3	2.520	06/21/23	621	624,552
Hyundai Auto Lease Securitization Trust,
Series 2020-B, Class A2, 144A	0.360	01/17/23	439	438,552
Nissan Auto Receivables Owner Trust,
Series 2018-B, Class A3	3.060	03/15/23	197	197,323
Santander Retail Auto Lease Trust,
Series 2020-B, Class A2, 144A	0.420	11/20/23	5,312	5,305,416
Toyota Auto Receivables Owner Trust,
Series 2018-C, Class A3	3.020	12/15/22	26	25,622
World Omni Auto Receivables Trust,
Series 2018-C, Class A3	3.130	11/15/23	1,088	1,092,231
Series 2018-D, Class A3	3.330	04/15/24	1,992	2,007,553
Series 2019-A, Class A3	3.040	05/15/24	502	505,666

				46,546,957

Credit Cards 2.3%

American Express Credit Account Master Trust,
Series 2019-01, Class A	2.870	10/15/24	15,000	15,044,626
Series 2019-02, Class A	2.670	11/15/24	6,900	6,933,755

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Credit Cards (cont’d.)

American Express Credit Account Master Trust, (cont’d.)
Series 2019-03, Class A	2.000%	04/15/25	14,800	$14,921,992
BA Credit Card Trust,
Series 2019-A01, Class A1	1.740	01/15/25	16,600	16,702,661

				53,603,034

Home Equity Loans 0.9%

Accredited Mortgage Loan Trust,
Series 2004-04, Class A2D, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	0.808(c)	01/25/35	827	819,933
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-11, Class AV2, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.740%)	0.848(c)	12/25/33	180	178,647
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W03, Class M2, 1 Month LIBOR + 2.700% (Cap N/A, Floor 2.700%)	2.802(c)	09/25/33	5,093	5,140,885
Asset-Backed Funding Certificate Trust,
Series 2003-AHL01, Class A1	4.184	03/25/33	169	169,708
Series 2003-OPT01, Class A3, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)	0.788(c)	04/25/33	586	570,238
Series 2004-HE01, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.008(c)	03/25/34	369	366,345
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE06, Class A2, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)	0.788(c)	11/25/33	180	178,507
Bear Stearns Asset-Backed Securities Trust,
Series 2003-03, Class M1, 1 Month LIBOR + 1.230% (Cap 11.000%, Floor 1.230%)	1.338(c)	06/25/43	220	223,463
CDC Mortgage Capital Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.158(c)	11/25/33	954	946,912
Equifirst Mortgage Loan Trust,
Series 2003-01, Class M2, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.958(c)	12/25/32	23	22,848
Home Equity Asset Trust,
Series 2002-03, Class M1, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	1.458(c)	02/25/33	294	295,905

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund    25

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)

Home Equity Asset Trust, (cont’d.)
Series 2003-02, Class M1, 1 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.428%(c)	08/25/33	633	$636,695
Series 2003-03, Class M1, 1 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)	1.398(c)	08/25/33	549	549,856
Series 2003-08, Class M1, 1 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	1.188(c)	04/25/34	223	223,244
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	0.808(c)	09/25/34	130	125,569
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class A1A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	0.908(c)	08/25/35	45	44,356
Series 2004-HE02, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.308(c)	08/25/35	171	169,723
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC05, Class M1, 1 Month LIBOR + 1.275% (Cap N/A, Floor 1.275%)	1.383(c)	04/25/33	633	632,993
Series 2003-NC05, Class M3, 1 Month LIBOR + 3.450% (Cap N/A, Floor 3.450%)	3.558(c)	04/25/33	82	83,101
Series 2003-NC08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.158(c)	09/25/33	621	621,073
Series 2003-NC08, Class M2, 1 Month LIBOR + 2.625% (Cap N/A, Floor 2.625%)	2.733(c)	09/25/33	4	4,474
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	1.128(c)	10/25/33	107	107,074
Series 2004-HE07, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.008(c)	08/25/34	2,202	2,189,750
New Century Home Equity Loan Trust,
Series 2004-01, Class M1, 1 Month LIBOR + 0.885% (Cap 11.500%, Floor 0.885%)	0.993(c)	05/25/34	2,433	2,422,135
Renaissance Home Equity Loan Trust,
Series 2003-01, Class A, 1 Month LIBOR + 0.860% (Cap N/A, Floor 0.860%)	0.968(c)	06/25/33	238	229,720

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)

Residential Asset Securities Trust,
Series 2004-KS05, Class AI5	4.513%(cc)	06/25/34	3,160	$3,207,330
Saxon Asset Securities Trust,
Series 2003-03, Class M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	2.508(c)	12/25/33	26	26,173

				20,186,657

Residential Mortgage-Backed Securities 0.3%

Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-R05, Class M1, 1 Month LIBOR + 0.870% (Cap N/A, Floor 0.870%)	0.978(c)	07/25/34	235	235,623
Amortizing Residential Collateral Trust,
Series 2002-BC05, Class M2, 1 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)	1.908(c)	07/25/32	70	70,388
Chase Funding Trust,
Series 2002-02, Class 2A1, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)	0.608(c)	05/25/32	264	262,284
Series 2003-01, Class 2A2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.660%)	0.768(c)	11/25/32	187	185,818
Countrywide Asset-Backed Certificates,
Series 2003-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.158(c)	07/25/33	107	107,093
Series 2004-01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.858(c)	03/25/34	77	77,185
Equity One Mortgage Pass-Through Trust,
Series 2003-01, Class M1	4.860(cc)	08/25/33	37	36,855
First Franklin Mortgage Loan Trust,
Series 2004-FF05, Class A1, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)	0.828(c)	08/25/34	138	137,430
HSI Asset Securitization Corp. Trust,
Series 2006-OPT04, Class 2A4, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)	0.608(c)	03/25/36	127	126,852
Long Beach Mortgage Loan Trust,
Series 2003-03, Class M1, 1 Month LIBOR + 1.125% (Cap N/A, Floor 1.125%)	1.233(c)	07/25/33	610	610,018
Series 2003-04, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	1.128(c)	08/25/33	216	215,209

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund    27

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)

Long Beach Mortgage Loan Trust, (cont’d.)
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)	0.903%(c)	06/25/34	1,571	$1,555,858
Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.855%)	0.963(c)	07/25/34	2,151	2,138,176
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC02, Class M2, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.958(c)	02/25/34	146	148,721
Series 2004-WMC01, Class M2, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)	1.758(c)	10/25/34	538	537,569
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.008(c)	05/25/34	366	359,108
Structured Asset Investment Loan Trust,
Series 2003-BC01, Class A2, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)	0.788(c)	01/25/33	80	79,567

				6,883,754

TOTAL ASSET-BACKED SECURITIES (cost $123,757,250)				127,220,402

CERTIFICATES OF DEPOSIT 3.1%
Lloyds Bank Corporate Markets PLC (United Kingdom), SOFR + 0.540%	0.580(c)	01/31/24	17,000	17,047,195
Nordea Bank Abp (Finland), 3 Month LIBOR + 0.200%	0.356(c)	02/14/22	20,000	19,997,131
Standard Chartered Bank (United Kingdom), SOFR + 0.420%	0.040(c)	07/28/23	16,000	15,997,628
Svenska Handelsbanken (Sweden), 3 Month LIBOR + 0.200%	0.360(c)	02/18/22	20,000	19,994,475

TOTAL CERTIFICATES OF DEPOSIT (cost $72,992,853)				73,036,429

COMMERCIAL MORTGAGE-BACKED SECURITIES 14.1%
Barclays Commercial Mortgage Securities Trust,
Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.722% (Cap N/A, Floor 0.722%)	0.828(c)	03/15/37	22,479	22,254,401
Benchmark Mortgage Trust,
Series 2018-B03, Class A2	3.848	04/10/51	1,587	1,614,415
Series 2018-B05, Class A2	4.077	07/15/51	1,800	1,845,867

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

BX Commercial Mortgage Trust,
Series 2018-BIOA, Class A, 144A, 1 Month LIBOR + 0.671% (Cap N/A, Floor 0.648%)	0.777%(c)	03/15/37	33,876	$33,876,681
Series 2020-BXLP, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	0.906(c)	12/15/36	4,933	4,929,872
BX Trust,
Series 2018-EXCL, Class A, 144A, 1 Month LIBOR + 1.088% (Cap N/A, Floor 1.088%)	1.194(c)	09/15/37	8,507	8,453,888
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class A, 144A, 1 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.176(c)	12/15/37	9,500	9,499,885
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class A3	3.372	10/10/47	13,416	13,777,726
Series 2016-P04, Class A2	2.450	07/10/49	8,843	8,864,970
Commercial Mortgage Trust,
Series 2014-UBS05, Class A2	3.031	09/10/47	347	351,028
Series 2018-HCLV, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.106(c)	09/15/33	11,508	11,421,723
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class A, 144A, 1 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	1.086(c)	05/15/36	35,000	35,011,228
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A4	3.718	08/15/48	12,000	12,569,700
GS Mortgage Securities Corp. Trust,
Series 2021-RENT, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	0.809(c)	11/21/35	5,359	5,322,319
GS Mortgage Securities Trust,
Series 2018-HART, Class A, 144A, 1 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)	1.200(c)	10/15/31	11,300	11,250,031
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C15, Class ASB	3.659	11/15/45	432	439,914
Series 2014-C18, Class A4A2, 144A	3.794	02/15/47	6,803	6,970,655
Series 2014-C24, Class A3	3.098	11/15/47	19,500	19,633,850
Series 2014-C24, Class A4A2, 144A	3.373	11/15/47	25,000	25,551,980
JPMDB Commercial Mortgage Securities Trust,
Series 2020-COR07, Class A2	2.215	05/13/53	25,000	25,043,828
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFL, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.950%)	1.450(c)	07/05/33	19,358	19,362,425
Series 2019-BKWD, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.106(c)	09/15/29	3,959	3,943,700

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund    29

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
LSTAR Commercial Mortgage Trust,
Series 2017-05, Class A2, 144A	2.776%	03/10/50	839	$838,886
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C06, Class A4	2.858	11/15/45	3,211	3,223,395
Series 2013-C07, Class A3	2.655	02/15/46	3,885	3,893,233
Morgan Stanley Capital I Trust,
Series 2018-H03, Class A2	3.997	07/15/51	1,294	1,327,222
One New York Plaza Trust,
Series 2020-01NYP, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	1.056(c)	01/15/36	11,900	11,892,885
UBS Commercial Mortgage Trust,
Series 2018-C08, Class A2	3.713	02/15/51	2,400	2,437,914
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C03, Class A4	3.091	08/10/49	7,345	7,379,617
Series 2012-C04, Class A3	2.533	12/10/45	11,714	11,754,205
Series 2012-C04, Class A5	2.850	12/10/45	4,512	4,537,256

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $332,923,745)				329,274,699

CORPORATE BONDS 58.8%

Agriculture 0.1%

Cargill, Inc.,
Sr. Unsec’d. Notes, 144A	1.375	07/23/23	3,000	3,005,104

Airlines 0.8%

Southwest Airlines Co.,
Sr. Unsec’d. Notes	4.750	05/04/23	17,500	18,175,579

Apparel 0.3%

VF Corp.,
Sr. Unsec’d. Notes	2.050	04/23/22	7,500	7,524,484

Auto Manufacturers 3.3%

American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN	0.750	08/09/24	7,500	7,334,306
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, SOFR + 0.530%	0.580(c)	04/01/24	8,500	8,543,231
Gtd. Notes, 144A	3.800	04/06/23	10,000	10,293,036
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A	0.750	03/01/24	31,500	30,917,893

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)

Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.300%	0.350%(c)	06/13/22	10,000	$10,002,156
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	2.900	05/13/22	10,000	10,063,654

				77,154,276

Banks 17.1%

Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.560%	1.796(c)	04/11/22	12,200	12,231,082
Sr. Unsec’d. Notes	3.500	04/11/22	4,000	4,022,140
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month BSBY + 0.430%	0.593(c)	05/28/24	33,500	33,523,514
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.050%	1.349(c)	10/30/23	1,927	1,939,946
Sr. Unsec’d. Notes, MTN	1.950	08/23/22	6,700	6,749,097
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.620%	0.834(c)	09/19/22	1,750	1,755,181
Sr. Unsec’d. Notes	1.625	05/01/23	14,000	14,059,064
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, 144A	0.650	02/27/24	17,750	17,357,906
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.730%	0.984(c)	07/20/22	960	962,565
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes	1.700	05/12/22	26,000	26,059,514
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes, SOFR + 0.800%	0.849(c)	03/17/23	21,000	21,105,048
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%	0.931(c)	06/16/22	2,260	2,265,201
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.700%	0.901(c)	03/10/22	5,000	5,003,312
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.680%	0.894(c)	09/18/22	250	250,897
Cooperatieve Rabobank UA (Netherlands),
Sr. Unsec’d. Notes, SOFR + 0.300%	0.350(c)	01/12/24	14,000	14,002,432
Credit Agricole Corporate & Investment Bank SA (France),
Bank Gtd. Notes, MTN	0.400	01/15/23	8,200	8,153,345
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, SOFR + 0.390%	0.440(c)	02/02/24	7,500	7,497,168
Sr. Unsec’d. Notes, SOFR + 0.450%	0.499(c)	02/04/22	18,000	18,000,181

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund    31

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Fifth Third Bank NA,
Sr. Unsec’d. Notes, MTN	1.800%	01/30/23	7,000	$7,053,166
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	0.627(ff)	11/17/23	20,000	19,881,010
Huntington National Bank (The),
Sr. Unsec’d. Notes	1.800	02/03/23	8,000	8,054,747
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	0.768(ff)	08/09/25	25,000	24,296,052
KeyBank NA,
Sr. Unsec’d. Notes	1.250	03/10/23	12,500	12,500,601
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	2.623	07/18/22	20,000	20,171,544
Morgan Stanley,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.400%	1.659(c)	10/24/23	11,551	11,643,312
National Securities Clearing Corp.,
Sr. Unsec’d. Notes, 144A	0.400	12/07/23	12,750	12,522,510
Sr. Unsec’d. Notes, 144A	1.200	04/23/23	5,000	5,007,985
PNC Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.325%	0.495(c)	02/24/23	14,000	13,974,485
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	0.768(c)	07/27/22	350	350,553
Skandinaviska Enskilda Banken AB (Sweden),
Sr. Unsec’d. Notes, 144A	0.650	09/09/24	9,750	9,494,454
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN, SOFR + 0.350%	0.399(c)	09/10/24	20,000	19,979,459
Sr. Unsec’d. Notes, MTN, SOFR + 0.480%	0.530(c)	01/27/23	2,750	2,756,202
Truist Bank,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.590%	0.748(c)	05/17/22	15,000	15,016,524
Sr. Unsec’d. Notes, SOFR + 0.730% (Cap N/A, Floor 0.000%)	0.779(c)	03/09/23	2,750	2,762,767
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A, MTN, SOFR + 0.360%	0.409(c)	02/09/24	7,500	7,486,254
Sr. Unsec’d. Notes, 144A, MTN	0.450	02/09/24	5,000	4,885,099
US Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.440%	0.604(c)	05/23/22	6,300	6,304,023
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%	0.876(c)	05/15/23	175	176,301

				399,254,641

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Beverages 1.1%

Coca-Cola Europacific Partners PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	0.500%	05/05/23	8,000	$7,901,829
Sr. Unsec’d. Notes, 144A	0.800	05/03/24	3,000	2,931,934
PepsiCo, Inc.,
Sr. Unsec’d. Notes	0.400	10/07/23	14,500	14,305,311

				25,139,074

Biotechnology 0.2%

Gilead Sciences, Inc.,
Sr. Unsec’d. Notes	0.750	09/29/23	4,500	4,447,905

Building Materials 0.2%

Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes	0.650	07/15/23	3,750	3,709,184

Chemicals 0.5%

Air Liquide Finance SA (France),
Gtd. Notes, 144A	2.250	09/27/23	2,780	2,815,543
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	1.900	05/13/23	5,000	5,029,705
Westlake Chemical Corp.,
Sr. Unsec’d. Notes	0.875	08/15/24	4,000	3,899,248

				11,744,496

Commercial Services 0.4%

PayPal Holdings, Inc.,
Sr. Unsec’d. Notes	1.350	06/01/23	9,000	9,015,868

Computers 0.2%

Apple, Inc.,
Sr. Unsec’d. Notes	1.700	09/11/22	5,000	5,035,965

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund    33

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Cosmetics/Personal Care 0.7%

Procter & Gamble Co. (The),
Sr. Unsec’d. Notes	2.150%	08/11/22	6,499	$6,550,547
Unilever Capital Corp. (United Kingdom),
Gtd. Notes	0.375	09/14/23	10,000	9,851,405

				16,401,952

Diversified Financial Services 2.2%

AIG Global Funding,
Sr. Sec’d. Notes, 144A	0.650	06/17/24	21,000	20,427,721
Air Lease Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%	0.553(c)	12/15/22	25,000	24,973,137
Capital One Bank USA NA,
Sub. Notes	3.375	02/15/23	6,000	6,140,211

				51,541,069

Electric 4.8%

American Electric Power Co., Inc.,
Sr. Unsec’d. Notes, Series A, 3 Month LIBOR + 0.480%	0.797(c)	11/01/23	12,000	12,002,004
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes, SOFR + 0.650%	0.699(c)	05/13/24	13,500	13,500,154
DTE Energy Co.,
Sr. Unsec’d. Notes	2.250	11/01/22	27,000	27,250,866
Entergy Louisiana LLC,
First Mortgage	0.620	11/17/23	10,750	10,611,244
Florida Power & Light Co.,
Sr. Unsec’d. Notes, SOFR + 0.250%	0.299(c)	05/10/23	11,250	11,245,153
OGE Energy Corp.,
Sr. Unsec’d. Notes	0.703	05/26/23	6,750	6,668,120
PPL Electric Utilities Corp.,
First Mortgage, SOFR + 0.330%	0.380(c)	06/24/24	4,750	4,742,124
First Mortgage	2.500	09/01/22	9,000	9,052,311
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes	0.800	03/15/24	17,000	16,670,027

				111,742,003

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Foods 1.6%

Hormel Foods Corp.,
Sr. Unsec’d. Notes	0.650%	06/03/24	6,000	$5,881,144
Mondelez International, Inc.,
Sr. Unsec’d. Notes	0.625	07/01/22	21,900	21,894,282
Nestle Holdings, Inc.,
Gtd. Notes, 144A	0.375	01/15/24	10,000	9,784,510

				37,559,936

Forest Products & Paper 0.6%

Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A	3.734	07/15/23	14,126	14,528,456

Gas 0.5%

Atmos Energy Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.380%	0.578(c)	03/09/23	12,000	12,000,456

Healthcare-Products 0.4%

Stryker Corp.,
Sr. Unsec’d. Notes	0.600	12/01/23	4,750	4,673,090
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, SOFR + 0.530%	0.580(c)	10/18/24	5,000	5,005,015

				9,678,105

Healthcare-Services 0.5%

UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	0.550	05/15/24	12,000	11,753,696

Household Products/Wares 0.8%

Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A, 3 Month LIBOR + 0.560%	0.780(c)	06/24/22	18,050	18,077,679

Insurance 5.0%

Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes	2.750	03/15/23	13,000	13,207,836
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A, SOFR + 0.390%	0.439(c)	04/06/23	25,000	24,998,101
Sec’d. Notes, 144A	0.800	08/12/24	3,000	2,918,336

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund    35

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)

New York Life Global Funding,
Sec’d. Notes, 144A	2.900%	01/17/24	2,000	$2,054,544
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.440%	0.678(c)	07/12/22	16,760	16,783,397

Pacific Life Global Funding II,
Sr. Sec’d. Notes, 144A	0.500	09/23/23	12,000	11,817,931
Principal Life Global Funding II,
Sec’d. Notes, 144A	0.500	01/08/24	17,750	17,394,113
Sec’d. Notes, 144A, SOFR + 0.450%	0.500(c)	04/12/24	2,750	2,758,144
Protective Life Global Funding,
Sec’d. Notes, 144A	0.631	10/13/23	10,750	10,609,003
Sr. Sec’d. Notes, 144A	0.473	01/12/24	15,000	14,682,691

				117,224,096

Machinery-Construction & Mining 0.6%

Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN	0.450	09/14/23	15,000	14,815,644

Media 0.5%

TWDC Enterprises 18 Corp.,
Gtd. Notes, MTN, 3 Month LIBOR + 0.390%	0.570(c)	03/04/22	3,750	3,751,172
Walt Disney Co. (The),
Gtd. Notes, 3 Month LIBOR + 0.390%	0.561(c)	09/01/22	8,000	8,013,418

				11,764,590

Oil & Gas 3.0%

Exxon Mobil Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.370%	0.550(c)	03/06/22	1,362	1,362,440
Sr. Unsec’d. Notes	1.571	04/15/23	21,000	21,117,727
Phillips 66,
Gtd. Notes	0.900	02/15/24	16,000	15,801,150
Gtd. Notes	4.300	04/01/22	2,000	2,012,437
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	0.550	05/15/23	6,750	6,685,398
Sr. Unsec’d. Notes	0.750	01/15/24	10,750	10,530,560
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN	2.750	04/16/22	13,020	13,076,145

				70,585,857

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals 3.8%

AbbVie, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%	0.810%(c)	11/21/22	4,000	$4,016,596
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes	0.737	03/15/23	26,500	26,328,844
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes	0.700	05/28/24	21,500	21,077,346
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.380%	0.535(c)	05/16/22	4,000	4,002,813
Sr. Unsec’d. Notes	0.537	11/13/23	20,000	19,754,804
GlaxoSmithKline Capital PLC (United Kingdom),
Gtd. Notes	0.534	10/01/23	13,500	13,329,302

				88,509,705

Pipelines 1.9%

Enterprise Products Operating LLC,
Gtd. Notes	3.500	02/01/22	21,259	21,259,000
Gtd. Notes	3.900	02/15/24	4,376	4,554,632
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes, 144A	0.625	04/28/23	4,250	4,205,420
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes	1.000	10/12/24	8,000	7,826,197
Sr. Unsec’d. Notes	2.500	08/01/22	7,000	7,053,486

				44,898,735

Real Estate Investment Trusts (REITs) 0.9%

Public Storage,
Sr. Unsec’d. Notes, SOFR + 0.470%	0.520(c)	04/23/24	20,000	19,999,537

Retail 1.0%

7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A	0.625	02/10/23	5,000	4,973,610
Sr. Unsec’d. Notes, 144A	0.800	02/10/24	7,000	6,865,420
Home Depot, Inc. (The),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.310%	0.481(c)	03/01/22	2,419	2,419,428
Sr. Unsec’d. Notes	2.625	06/01/22	6,000	6,032,605

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund    37

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

Starbucks Corp.,
Sr. Unsec’d. Notes	1.300%	05/07/22	2,000	$2,004,498

				22,295,561

Savings & Loans 1.0%

Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A	0.550	01/22/24	25,000	24,437,152

Semiconductors 0.4%

Intel Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.350%	0.504(c)	05/11/22	10,000	10,006,038

Software 0.7%

Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	0.600	03/01/24	14,250	13,906,443
Infor, Inc.,
Sr. Unsec’d. Notes, 144A	1.450	07/15/23	1,800	1,792,141

				15,698,584

Telecommunications 2.7%

NTT Finance Corp. (Japan),
Gtd. Notes, 144A	0.583	03/01/24	15,250	14,925,470
Rogers Communications, Inc. (Canada),
Gtd. Notes, 3 Month LIBOR + 0.600%	0.814(c)	03/22/22	10,400	10,406,713
Verizon Communications, Inc.,
Sr. Unsec’d. Notes, SOFR + 0.500%	0.549(c)	03/22/24	23,000	23,061,437
Sr. Unsec’d. Notes	0.750	03/22/24	12,000	11,812,414
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes	2.500	09/26/22	3,600	3,637,241

				63,843,275

Transportation 1.0%

Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN	2.875	06/01/22	6,000	6,033,566

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation (cont’d.)

United Parcel Service, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.380%	0.535%(c)	05/16/22	11,800	$11,807,930
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%	0.664(c)	04/01/23	5,144	5,157,618

				22,999,114

TOTAL CORPORATE BONDS (cost $1,381,649,743)				1,374,567,816

TOTAL LONG-TERM INVESTMENTS (cost $1,911,323,591)				1,904,099,346

SHORT-TERM INVESTMENTS 18.2%

CERTIFICATE OF DEPOSIT 0.2%

Bank of Nova Scotia (The) (cost $5,000,000)	0.230	05/10/22	5,000	4,999,527

COMMERCIAL PAPER(n) 13.0%

Alexandria Real Estate Equities, Inc.,
144A	0.260	02/16/22	9,000	8,999,288

BAT International Finance PLC,
144A	0.300	02/10/22	10,000	9,999,503
144A	0.300	02/25/22	10,000	9,998,354
Danaher Corp.,
144A	0.180	02/04/22	10,000	9,999,849
Enbridge, Inc.,
144A	0.451	03/15/22	10,000	9,995,234
Enel Finance America LLC,
144A	0.392	07/14/22	6,750	6,732,257
144A	0.392	07/15/22	6,750	6,732,056
Evergy Kansas Central, Inc.,
144A	0.200	02/02/22	19,000	18,999,839
144A	0.200	02/03/22	11,000	10,999,859
HCP, Inc.,
144A	0.320	03/08/22	20,000	19,994,120
Hitachi America Capital Ltd.,
144A	0.160	02/02/22	20,000	19,999,830
Hyundai Capital America,
144A	0.390	03/18/22	10,000	9,996,333

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund    39

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)

Ingredion, Inc.,
144A	0.270%	03/09/22	10,000	$9,997,307
Intercontinental Exchange, Inc.,
144A	0.240	02/15/22	16,815	16,813,223
Nutrien Ltd.,
144A	0.400	03/21/22	15,000	14,993,324
PPG Industries, Inc.	0.250	02/22/22	7,000	6,999,021
Public Service Enterprise Group, Inc.,
144A	0.340	03/18/22	14,000	13,994,866
Sempra Energy,
144A	0.270	02/14/22	6,000	5,999,505
144A	0.270	02/23/22	14,335	14,332,793
144A	0.280	02/22/22	5,900	5,899,138
TELUS Corp.,
144A	0.370	03/24/22	10,000	9,995,652
TransCanada PipeLines Ltd.,
144A	0.390	03/14/22	5,000	4,998,378

Walt Disney Co. (The),
144A	0.271	03/31/22	5,500	5,497,593
Waste Management, Inc.,
144A	0.321	07/11/22	12,500	12,471,154
Welltower, Inc.,
144A	0.230	02/09/22	21,000	20,999,092
Western Union Co. (The),
144A	0.210	02/04/22	19,617	19,616,623

TOTAL COMMERCIAL PAPER (cost $305,070,346)				305,054,191

CORPORATE BOND 0.2%

Banks

ING Groep NV (Netherlands),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.150% (cost $4,006,310)	1.370%(c)	03/29/22	4,000	4,006,318

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2022

Description	Shares	Value

UNAFFILIATED FUND 4.8%
Dreyfus Government Cash Management (Institutional Shares) (cost $111,125,793)	111,125,793	$111,125,793

TOTAL SHORT-TERM INVESTMENTS (cost $425,202,449)		425,185,829

TOTAL INVESTMENTS 99.7% (cost $2,336,526,040)		2,329,285,175
Other assets in excess of liabilities(z) 0.3%		7,917,861

NET ASSETS 100.0%		$2,337,203,036

See the Glossary for a list of the abbreviation(s) used in the annual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2022.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	Rate shown reflects yield to maturity at purchased date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Interest rate swap agreements outstanding at January 31, 2022

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
24,550	04/01/22	2.265%(S)	3 Month LIBOR(1)(Q)	$ 11,634	$(267,216)	$(278,850)
49,030	04/12/22	2.357%(S)	3 Month LIBOR(1)(Q)	(286,839)	(553,678)	(266,839)
74,000	06/15/22	1.873%(S)	3 Month LIBOR(1)(Q)	(116,415)	(565,084)	(448,669)
21,900	07/02/22	(0.001)%(A)	1 Day USOIS(1)(A)	—	47,690	47,690
18,500	08/22/22	1.421%(S)	3 Month LIBOR(1)(Q)	(17,603)	(198,061)	(180,458)
59,800	09/03/22	1.919%(S)	3 Month LIBOR(1)(Q)	(586,731)	(927,276)	(340,545)
15,000	01/30/23	1.467%(S)	3 Month LIBOR(1)(Q)	—	(90,325)	(90,325)
65,700	05/11/23	2.250%(A)	1 Day USOIS(1)(A)	(3,959,253)	(2,171,510)	1,787,743
100,000	07/26/23	0.192%(A)	1 Day USOIS(1)(A)	—	1,154,480	1,154,480
19,250	02/04/24	0.133%(A)	1 Day USOIS(1)(A)	24,122	391,536	367,414
47,000	03/01/24	0.230%(A)	1 Day USOIS(1)(A)	58,857	870,315	811,458
12,000	03/15/24	0.276%(A)	1 Day USOIS(1)(A)	—	212,716	212,716
17,000	03/18/24	0.278%(A)	1 Day USOIS(1)(A)	—	302,545	302,545
3,000	04/26/24	0.305%(A)	1 Day USOIS(1)(A)	—	56,040	56,040

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund    41

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2022

Interest rate swap agreements outstanding at January 31, 2022 (continued)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
9,750	05/11/24	0.300%(A)	1 Day SOFR(1)(A)	$ (2,320)	$182,213	$184,533
12,000	05/20/24	0.296%(A)	1 Day USOIS(1)(A)	—	239,956	239,956
21,000	06/16/24	0.304%(A)	1 Day USOIS(1)(A)	—	440,317	440,317
25,000	08/05/24	0.261%(A)	1 Day SOFR(1)(A)	—	587,355	587,355
3,000	08/13/24	0.368%(A)	1 Day SOFR(1)(A)	—	61,888	61,888
15,000	08/31/24	0.399%(A)	1 Day USOIS(1)(A)	—	319,114	319,114
7,500	09/09/24	0.368%(A)	1 Day SOFR(1)(A)	(293)	163,313	163,606
8,000	10/12/24	0.511%(A)	1 Day SOFR(1)(A)	—	151,898	151,898
25,000	11/29/24	0.090%(A)	1 Day USOIS(1)(A)	(2,470)	859,572	862,042
12,000	05/11/25	0.450%(A)	1 Day SOFR(1)(A)	105,148	212,809	107,661

				$(4,772,163)	$1,480,607	$6,252,770

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Citigroup Global Markets, Inc.	$4,940,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2022

The following is a summary of the inputs used as of January 31, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$46,546,957	$—
Credit Cards	—	53,603,034	—
Home Equity Loans	—	20,186,657	—
Residential Mortgage-Backed Securities	—	6,883,754	—
Certificates of Deposit	—	73,036,429	—
Commercial Mortgage-Backed Securities	—	329,274,699	—
Corporate Bonds	—	1,374,567,816	—
Short-Term Investments
Certificate of Deposit	—	4,999,527	—
Commercial Paper	—	305,054,191	—
Corporate Bond	—	4,006,318	—
Unaffiliated Fund	111,125,793	—	—

Total	$111,125,793	$2,218,159,382	$—

Other Financial Instruments*
Assets
Centrally Cleared Interest Rate Swap Agreements	$—	$7,858,456	$—

Liabilities
Centrally Cleared Interest Rate Swap Agreements	$—	$(1,605,686)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2022 were as follows (unaudited):

Banks	17.3%
Commercial Mortgage-Backed Securities	14.1
Commercial Paper	13.0
Insurance	5.0
Electric	4.8
Unaffiliated Fund	4.8
Pharmaceuticals	3.8
Certificates of Deposit	3.3
Auto Manufacturers	3.3
Oil & Gas	3.0

Telecommunications	2.7%
Credit Cards	2.3
Diversified Financial Services	2.2
Automobiles	2.0
Pipelines	1.9
Foods	1.6
Beverages	1.1
Savings & Loans	1.0
Transportation	1.0
Retail	1.0

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund    43

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2022

Industry Classification (continued):

Home Equity Loans	0.9%
Real Estate Investment Trusts (REITs)	0.9
Airlines	0.8
Household Products/Wares	0.8
Cosmetics/Personal Care	0.7
Software	0.7
Machinery-Construction & Mining	0.6
Forest Products & Paper	0.6
Gas	0.5
Media	0.5
Healthcare-Services	0.5
Chemicals	0.5
Semiconductors	0.4

Healthcare-Products	0.4%
Commercial Services	0.4
Apparel	0.3
Residential Mortgage-Backed Securities	0.3
Computers	0.2
Biotechnology	0.2
Building Materials	0.2
Agriculture	0.1

99.7
Other assets in excess of liabilities	0.3

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin swaps	$7,858,456	*	Due from/to broker-variation margin swaps	$1,605,686	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended January 31, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Swaps

Interest rate contracts	$(11,984,058)

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2022

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Swaps

Interest rate contracts	$19,181,303

For the year ended January 31, 2022, the Fund’s average volume of derivative activities is as follows:

Interest Rate Swap Agreements(1)
$713,947,600

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the year ended January 31, 2022.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund    45

PGIM Core Short-Term Bond Fund

Statement of Assets & Liabilities

as of January 31, 2022

Assets

Unaffiliated investments (cost $2,336,526,040)	$2,329,285,175

Deposit with broker for centrally cleared/exchange-traded derivatives	4,940,000

Interest receivable	4,470,348

Prepaid expenses	8,205

Total Assets	2,338,703,728

Liabilities

Dividends payable	1,197,934

Due to broker—variation margin swaps	153,821

Accrued expenses and other liabilities	70,430

Management fee payable	61,040

Affiliated transfer agent fee payable	16,667

Trustees’ fees payable	800

Total Liabilities	1,500,692

Net Assets	$2,337,203,036

Net assets were comprised of:
Paid-in capital	$2,373,078,114
Total distributable earnings (loss)	(35,875,078)

Net assets, January 31, 2022	$2,337,203,036

Net asset value and redemption price per share ($2,337,203,036 ÷ 254,866,922 shares of beneficial interest issued and outstanding)	$9.17

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Statement of Operations

Year Ended January 31, 2022

Net Investment Income (Loss)

Income

Interest income	$33,195,699

Affiliated dividend income	133,395

Unaffiliated dividend income	4,092

Total income	33,333,186

Expenses

Management fee	710,661

Transfer agent’s fees and expenses (including affiliated expense of $ 100,000)	100,046

Custodian and accounting fees	59,715

Audit fee	40,557

Legal fees and expenses	20,998

Trustees’ fees	9,501

Shareholders’ reports	8,464

Miscellaneous	40,113

Total expenses	990,055

Net investment income (loss)	32,343,131

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	1,627,120
Swap agreement transactions	(11,984,058)

(10,356,938)

Net change in unrealized appreciation (depreciation) on:
Investments	(33,808,021)
Swap agreements	19,181,303

(14,626,718)

Net gain (loss) on investment transactions	(24,983,656)

Net Increase (Decrease) In Net Assets Resulting From Operations	$7,359,475

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund    47

PGIM Core Short-Term Bond Fund

Statements of Changes in Net Assets

	Year Ended January 31,

	2022	2021

Increase (Decrease) in Net Assets

Operations

Net investment income (loss)	$32,343,131	$52,584,946

Net realized gain (loss) on investment transactions	(10,356,938)	(47,266,571)

Net change in unrealized appreciation (depreciation) on investments	(14,626,718)	40,679,704

Net increase (decrease) in net assets resulting from operations	7,359,475	45,998,079

Dividends and Distributions

Distributions from distributable earnings	(23,901,687)	(37,768,493)

Tax return of capital distributions	(291,540)	(1,515,195)

Total dividends and distributions	(24,193,227)	(39,283,688)

Fund share transactions

Net proceeds from shares sold	277,486,085	1,738,879,927

Net asset value of shares issued in reinvestment of dividends and distributions	7,137,574	11,638,591

Cost of shares purchased	(680,113,269)	(1,719,601,850)

Net increase (decrease) in net assets from Fund share transactions	(395,489,610)	30,916,668

Total increase (decrease)	(412,323,362)	37,631,059

Net Assets:

Beginning of year	2,749,526,398	2,711,895,339

End of year	$2,337,203,036	$2,749,526,398

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Financial Highlights

	Year Ended January 31,

	2022	2021	2020	2019	2018

Per Share Operating Performance(a):

Net Asset Value, Beginning of Year	$9.23	$9.21	$9.22	$9.28	$9.27

Income (loss) from investment operations:

Net investment income (loss)	0.11	0.18	0.27	0.26	0.19

Net realized and unrealized gain (loss) on investment transactions	(0.09)	(0.03)	0.02	(0.04)	0.03

Total from investment operations	0.02	0.15	0.29	0.22	0.22

Less Dividends and Distributions:

Dividends from net investment income	(0.08)	(0.12)	(0.29)	(0.28)	(0.21)

Tax return of capital distributions	- (b)	(0.01)	-	-	-

Distributions from net realized gains	-	-	(0.01)	-	-

Total dividends and distributions	(0.08)	(0.13)	(0.30)	(0.28)	(0.21)

Net asset value, end of year	$9.17	$9.23	$9.21	$9.22	$9.28

Total Return(c):	0.24%	1.67%	3.16%	2.42%	2.36%

Ratios/Supplemental Data:

Net assets, end of year (000)	$2,337,203	$2,749,526	$2,711,895	$2,911,225	$3,119,050

Average net assets (000)	$2,704,291	$2,734,881	$2,860,307	$2,997,474	$3,082,883

Ratios to average net assets(d):

Expenses after waivers and/or expense reimbursement	0.04%	0.04%	0.04%	0.03%	0.03%

Expenses before waivers and/or expense reimbursement	0.04%	0.04%	0.04%	0.03%	0.03%

Net investment income (loss)	1.20%	1.92%	2.91%	2.76%	2.04%

Portfolio turnover rate(e)	26%	54%	43%	35%	53%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund    49

PGIM Core Ultra Short Bond Fund

Schedule of Investments

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 7.7%

CERTIFICATES OF DEPOSIT 6.1%
Bank of America NA, SOFR + 0.150%	0.200%(c)	10/11/22	55,000	$54,980,851
Bank of Montreal	0.200	07/20/22	135,000	134,849,206
Bank of Montreal, 3 Month LIBOR + 0.040%	0.220(c)	02/25/22	32,000	32,003,225
Bank of Nova Scotia (Canada),
SOFR + 0.150%	0.200(c)	08/19/22	98,000	97,985,310
SOFR + 0.150%	0.200(c)	10/17/22	70,000	69,971,826
SOFR + 0.150%	0.200(c)	10/20/22	80,000	79,966,847
SOFR + 0.160%	0.210(c)	07/08/22	100,000	100,014,031
Canadian Imperial Bank of Commerce (Canada),
SOFR + 0.150%	0.200(c)	10/13/22	150,000	149,939,918
US Federal Funds Effective Rate + 0.110%	0.190(c)	08/15/22	75,000	74,975,564
MUFG Bank Ltd.	0.300	10/25/22	30,000	29,895,424
Skandinaviska Enskilda Banken AB	0.230	05/03/22	21,000	20,996,344
Toronto-Dominion Bank (The)	0.200	07/28/22	115,000	114,787,023
Toronto-Dominion Bank (The)	0.210	07/18/22	250,000	249,601,227
Westpac Banking Corp. (Australia),
SOFR + 0.130%	0.180(c)	09/02/22	55,000	54,986,605
SOFR + 0.140%	0.190(c)	10/07/22	150,000	149,955,426

TOTAL CERTIFICATES OF DEPOSIT (cost $1,416,001,672)				1,414,908,827

COMMERCIAL PAPER 0.6%
HSBC Bank PLC,
144A	0.271(n)	02/03/22	50,000	49,999,542
Royal Bank of Canada,
144A, 3 Month LIBOR + 0.050%	0.182(c)	08/01/22	100,000	100,034,228

TOTAL COMMERCIAL PAPER (cost $149,999,250)				150,033,770

CORPORATE BONDS 0.8%

Auto Manufacturers

Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, GMTN, SOFR + 0.220% (Cap N/A, Floor 0.000%)	0.260(c)	03/28/22	100,000	99,995,582
Sr. Unsec’d. Notes, MTN, SOFR + 0.280%	0.320(c)	12/14/22	87,000	87,016,393

TOTAL CORPORATE BONDS (cost $187,000,000)				187,011,975

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS 0.2%

Arizona 0.1%

Maricopa County Industrial Development Authority,
Taxable, Revenue Bonds, Series 2021 B-2	0.070%(cc)	01/01/61	16,500	$16,500,000

Texas 0.1%

Board of Regents of the University of Texas System,
Taxable, Revenue Bonds, Sub-Series G-2	0.070(cc)	08/01/45	32,090	32,090,000

TOTAL MUNICIPAL BONDS (cost $48,590,000)				48,590,000

TOTAL LONG-TERM INVESTMENTS (cost $1,801,590,922)				1,800,544,572

SHORT-TERM INVESTMENTS 92.9%

CERTIFICATES OF DEPOSIT 13.1%
Bank of America NA	0.210	05/16/22	60,000	59,957,765
Bank of Montreal (Canada),
3 Month LIBOR + 0.050%	0.214(c)	02/23/22	94,000	93,977,419
SOFR + 0.150%	0.200(c)	09/28/22	72,500	72,475,855
US Federal Funds Effective Rate + 0.120%	0.200(c)	09/22/22	50,000	49,983,997
BNP Paribas SA (France),
SOFR + 0.130%	0.180(c)	05/05/22	65,000	65,009,501
SOFR + 0.130%	0.180(c)	06/10/22	31,000	31,002,238
Canadian Imperial Bank of Commerce, US Federal Funds Effective Rate + 0.100%	0.180(c)	06/08/22	150,000	149,984,037
Citibank NA	0.160	06/06/22	175,000	174,886,164
Citibank NA	0.180	02/03/22	29,000	29,000,314
Credit Agricole Corporate & Investment Bank,
SOFR + 0.120%	0.170(c)	05/27/22	90,000	90,006,958
US Federal Funds Effective Rate + 0.080%	0.160(c)	05/17/22	100,000	99,889,944
US Federal Funds Effective Rate + 0.080%	0.160(c)	05/20/22	90,000	89,991,804
Credit Agricole Corporate & Investment Bank	0.230	03/09/22	35,000	35,004,459
Credit Industriel et Commercial (France),
3 Month LIBOR + 0.010%	0.211(c)	03/11/22	245,000	245,028,476
US Federal Funds Effective Rate + 0.090%	0.170(c)	05/03/22	190,000	189,990,259
Mizuho Bank Ltd.	0.220	02/09/22	97,000	97,003,562
Mizuho Bank Ltd.	0.250	03/18/22	35,000	35,005,274
MUFG Bank Ltd.	0.250	05/23/22	150,000	149,955,155
Natixis SA, SOFR + 0.120%	0.170(c)	06/17/22	50,000	50,000,569

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund    51

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT (Continued)
Norinchukin Bank	0.180%	02/17/22	165,000	$165,007,243
Sumitomo Mitsui Banking Corp.	0.170	02/01/22	17,000	17,000,047
Sumitomo Mitsui Banking Corp.	0.180	02/14/22	110,000	110,004,191
Sumitomo Mitsui Banking Corp.	0.200	04/25/22	35,000	34,997,051
Sumitomo Mitsui Banking Corp.	0.200	05/04/22	50,000	49,991,332
Sumitomo Mitsui Banking Corp.	0.210	03/18/22	74,000	74,007,935
Sumitomo Mitsui Banking Corp.	0.220	03/16/22	150,000	150,017,585
Sumitomo Mitsui Trust Bank Ltd.	0.150	02/01/22	42,000	42,000,093
Sumitomo Mitsui Trust Bank Ltd.	0.180	02/09/22	80,000	80,002,119
Sumitomo Mitsui Trust Bank Ltd.	0.200	03/16/22	60,000	60,005,567
Svenska Handelsbanken AB (Sweden), 3 Month LIBOR + 0.030%	0.205(c)	05/31/22	145,000	145,003,758
SOFR + 0.150% (Cap N/A, Floor 0.000%)	0.200(c)	05/09/22	4,000	4,000,784
Toronto-Dominion Bank (The), SOFR + 0.140%	0.190(c)	08/02/22	193,000	192,968,630
Westpac Banking Corp. (Australia),
SOFR + 0.130%	0.180(c)	09/01/22	39,500	39,490,425
SOFR + 0.130%	0.180(c)	09/09/22	80,000	79,978,406

TOTAL CERTIFICATES OF DEPOSIT (cost $3,053,008,093)				3,052,628,916

COMMERCIAL PAPER 41.5%
Bank of America Securities, Inc., 144A	0.140(n)	02/07/22	48,000	47,999,160
144A	0.160(n)	03/21/22	73,600	73,585,875
144A	0.210(n)	05/20/22	142,000	141,870,587
144A, USOIS + 0.120%	0.200(c)	10/14/22	25,000	24,994,720
144A, USOIS + 0.140%	0.220(c)	10/26/22	27,000	26,994,029
Banner Health	0.130(n)	02/09/22	25,000	24,999,375
Banner Health	0.170(n)	04/06/22	25,000	24,988,399
Baptist Health South Florida, Inc.	0.150(n)	02/04/22	25,000	24,999,361
Baptist Health South Florida, Inc.	0.150(n)	03/07/22	15,000	14,996,252
BNP Paribas SA, 144A	0.160(n)	03/07/22	25,000	24,998,347
144A, 3 Month LIBOR + 0.030%	0.162(c)	02/02/22	135,000	135,000,000
Caisse des Depots et Consignations, 144A	0.135(n)	02/22/22	122,000	121,994,706
144A	0.140(n)	02/28/22	100,000	99,993,933
144A	0.150(n)	03/01/22	50,000	49,996,818
CDP Financial, Inc., 144A	0.100(n)	02/03/22	5,000	4,999,971

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
CDP Financial, Inc., (cont’d.) 144A	0.100%(n)	02/04/22	35,000	$34,999,728
144A	0.130(n)	02/01/22	134,000	133,999,740
144A	0.145(n)	03/21/22	93,000	92,984,684
144A	0.150(n)	03/01/22	20,000	19,998,566
144A	0.150(n)	03/22/22	88,000	87,984,967
144A	0.170(n)	03/17/22	100,000	99,986,250
144A	0.200(n)	03/10/22	49,000	48,994,776
144A	0.210(n)	05/11/22	75,000	74,947,291
Citigroup Global Markets Inc., 144A	0.180(n)	04/01/22	8,000	7,997,867
144A	0.190(n)	09/23/22	45,000	44,813,469
144A	0.210(n)	07/12/22	97,000	96,802,702
144A	0.341(n)	08/02/22	56,000	55,848,272
144A	0.351(n)	07/07/22	100,000	99,812,472
European Investment Bank	0.200(n)	05/23/22	273,000	272,834,379
Federation Des Caisses Desjardins, 144A	0.135(n)	02/08/22	178,000	177,997,586
144A	0.140(n)	03/15/22	15,000	14,997,904
144A	0.145(n)	02/22/22	100,000	99,995,111
144A	0.190(n)	03/29/22	6,000	5,998,556
144A	0.200(n)	03/08/22	100,000	99,989,200
144A	0.200(n)	03/21/22	58,525	58,514,564
144A	0.210(n)	03/18/22	138,000	137,978,311
FMS Wertmanagement, 144A	0.135(n)	02/02/22	10,250	10,249,954
144A	0.135(n)	02/03/22	100,000	99,999,333
144A	0.145(n)	02/09/22	120,000	119,997,540
144A	0.145(n)	02/10/22	100,000	99,997,667
144A	0.145(n)	02/15/22	98,200	98,196,317
Goldman Sachs International, 144A	0.150(n)	02/01/22	130,000	129,999,711
144A	0.230(n)	03/01/22	250,000	249,976,640
144A	0.230(n)	03/07/22	50,000	49,993,827
144A	0.233(n)	03/03/22	99,500	99,489,633
144A	0.250(n)	04/01/22	99,000	98,970,300
144A	0.251(n)	09/23/22	45,000	44,804,656
144A	0.251(n)	09/26/22	65,000	64,710,367
HSBC Bank PLC, 144A	0.180(n)	02/02/22	30,000	29,999,817
Hydro-Quebec, 144A	0.110(n)	03/15/22	21,000	20,997,567

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund    53

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Hydro-Quebec, (cont’d.) 144A	0.120%(n)	03/16/22	50,000	$49,993,950
144A	0.120(n)	03/17/22	83,000	82,989,625
144A	0.120(n)	03/18/22	57,000	56,992,498
Indiana University Health, Inc. Obligated Group	0.120	02/17/22	10,000	9,999,907
John Deere Ltd., 144A	0.130(n)	02/10/22	50,000	49,999,167
JPMorgan Securities LLC, 144A	0.150(n)	03/04/22	20,000	19,997,280
144A	0.170(n)	04/12/22	75,000	74,964,648
144A	0.200(n)	07/14/22	62,000	61,859,907
144A	0.200(n)	07/27/22	5,000	4,986,353
144A	0.220	10/04/22	50,000	49,842,664
144A	0.231(n)	04/05/22	91,000	90,964,247
144A, SOFR + 0.120%	0.160(c)	06/15/22	95,000	94,998,219
144A, SOFR + 0.140%	0.180(c)	09/01/22	30,000	29,987,408
144A, SOFR + 0.140%	0.190(c)	08/08/22	75,000	74,981,900
144A, SOFR + 0.140%	0.190(c)	08/11/22	76,500	76,480,430
144A, SOFR Index + 0.120%	0.170(c)	05/17/22	200,000	200,011,184
JPMorgan Securities LLC	0.170(n)	03/28/22	60,000	59,981,426
KFW, 144A	0.110(n)	03/17/22	135,000	134,984,812
144A	0.120(n)	02/10/22	16,000	15,999,733
LVMH Moet Hennessy Louis Vuitton SE, 144A	0.120(n)	02/02/22	50,000	49,999,834
144A	0.130(n)	03/17/22	35,000	34,994,313
Michigan State University Board of Trustee	0.140	03/11/22	13,470	13,469,693
Mitsubishi International Corp., 144A	0.120(n)	02/04/22	38,000	37,999,704
144A	0.120(n)	02/08/22	40,000	39,999,378
144A	0.150(n)	02/22/22	106,000	105,995,077
144A	0.150(n)	02/23/22	55,000	54,997,295
144A	0.160(n)	02/01/22	150,000	149,999,709
Mitsubishi UFJ Trust & Banking Corp., 144A	0.160(n)	02/15/22	63,000	62,997,979
144A	0.160(n)	02/22/22	75,000	74,996,196
National Australia Bank Ltd., 144A, 1 Month LIBOR + 0.070%	0.175(c)	02/11/22	30,000	30,000,764
144A, USOIS + 0.060%	0.140(c)	03/23/22	144,000	143,998,037
National Securities Clearing Corp., 144A	0.100(n)	02/08/22	67,000	66,998,957
144A	0.110(n)	02/09/22	114,000	113,998,005

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
National Securities Clearing Corp., (cont’d.) 144A	0.110%(n)	02/14/22	150,000	$149,995,917
144A	0.120(n)	02/11/22	145,000	144,996,898
144A	0.120(n)	02/16/22	90,000	89,997,160
144A	0.120(n)	02/17/22	39,000	38,998,656
Nordea Bank Abp, 144A	0.150(n)	02/18/22	85,000	84,996,812
OMERS Finance Trust, 144A	0.200(n)	03/29/22	30,000	29,992,780
Ontario Teachers’ Finance Trust, 144A	0.200(n)	04/27/22	75,000	74,968,645
144A	0.210(n)	05/05/22	74,000	73,964,641
Port Authority of New York & New Jersey	0.220	02/10/22	10,000	10,000,082
Port Authority of New York & New Jersey	0.230	03/08/22	5,325	5,324,842
Province of Alberta, 144A	0.130(n)	02/09/22	55,000	54,999,313
144A	0.130(n)	02/10/22	24,000	23,999,667
144A	0.140(n)	02/02/22	105,000	104,999,708
144A	0.145(n)	03/01/22	50,000	49,996,859
144A	0.150(n)	02/07/22	50,000	49,999,514
144A	0.180(n)	02/16/22	22,500	22,499,480
144A	0.190(n)	04/13/22	50,000	49,984,400
144A	0.200(n)	04/19/22	99,000	98,964,822
144A	0.240(n)	05/16/22	100,000	99,944,583
Province of British Columbia	0.100(n)	02/09/22	45,000	44,999,438
Province of British Columbia	0.120(n)	02/17/22	15,600	15,599,602
Province of British Columbia	0.130(n)	02/18/22	16,000	15,999,552
Province of British Columbia	0.130(n)	02/23/22	62,000	61,997,385
Province of British Columbia	0.140(n)	02/28/22	31,500	31,498,138
Province of British Columbia	0.140(n)	03/24/22	5,000	4,999,076
Province of British Columbia	0.160(n)	03/22/22	76,700	76,687,216
PSP Capital, Inc., 144A	0.120(n)	02/01/22	70,000	69,999,864
144A	0.120(n)	02/03/22	100,000	99,999,417
144A	0.120(n)	02/10/22	100,000	99,998,056
144A	0.120(n)	03/16/22	37,000	36,995,071
144A	0.120(n)	03/17/22	20,000	19,997,250
144A	0.150(n)	02/24/22	75,000	74,995,900
144A	0.190(n)	05/04/22	100,000	99,938,517
144A	0.200(n)	05/09/22	65,000	64,955,587
Queensland Treasury Corp.	0.150(n)	03/18/22	94,000	93,987,629

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund    55

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Royal Bank of Canada, 144A, 3 Month LIBOR + 0.040%	0.260%(c)	03/25/22	47,500	$47,506,786
144A, USOIS + 0.110%	0.190(c)	07/13/22	125,000	124,977,606
Sumitomo Mitsui Trust Bank Ltd., 144A	0.160(n)	02/09/22	42,000	41,999,234
TotalEnergies Capital Canada Ltd., 144A	0.125(n)	02/22/22	157,900	157,891,412
144A	0.147(n)	02/28/22	420,000	419,968,315
Toyota Finance Australia Ltd.	0.240(n)	05/17/22	51,000	50,942,636
Toyota Industries Commercial Finance, Inc., 144A	0.140(n)	02/04/22	45,000	44,999,600
Toyota Motor Finance Netherlands BV	0.160(n)	02/10/22	100,000	99,997,222
UBS AG, 144A	0.251(n)	07/12/22	178,000	177,649,162
144A, SOFR + 0.170%	0.210(c)	08/18/22	25,000	25,000,004
144A, SOFR + 0.170%	0.220(c)	09/21/22	32,000	31,992,136
144A, SOFR + 0.190%	0.240(c)	06/15/22	50,000	50,003,503
Unilever Finance Netherlands BV, 144A	0.150(n)	03/07/22	15,000	14,998,585
144A	0.150(n)	03/08/22	25,000	24,997,550
144A	0.150(n)	03/09/22	25,000	24,997,456
144A	0.240(n)	04/11/22	60,000	59,979,817
144A	0.240(n)	04/12/22	40,000	39,986,194
University of Texas System (The)	0.110	02/11/22	6,500	6,500,040
University of Texas System (The)	0.110	02/24/22	15,000	14,999,801
University of Texas System (The)	0.150	02/14/22	12,500	12,500,340
Yale University	0.120(n)	03/16/22	10,000	9,998,497

TOTAL COMMERCIAL PAPER (cost $9,701,864,239)				9,700,889,929

CORPORATE BONDS 0.7%

Auto Manufacturers 0.3%

Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.150%	0.190(c)	08/15/22	18,000	17,991,121
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.150%	0.306(c)	02/14/22	57,000	57,001,260

				74,992,381

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks 0.3%

BPCE SA (France),
Sr. Unsec’d. Notes, 144A, SOFR + 0.440%	0.489%(c)	02/17/22	65,000	$65,009,750

Oil & Gas 0.1%
Chevron Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.480%	0.655%(c)	03/03/22	23,000	23,007,115

TOTAL CORPORATE BONDS (cost $163,014,846)				163,009,246

REPURCHASE AGREEMENTS 20.5%
Amherst Pierpont Securities LLC,
0.055%, dated 01/25/22, due 02/01/22 in the amount of $125,001,337 collateralized by FHLMC (coupon rates 2.000%-3.500%, maturity dates 01/01/37-02/01/52) and FNMA (coupon rates 3.000%-4.500%, maturity dates 09/01/29-08/01/50), with the aggregate value, including accrued interest, of $127,501,364			125,000	125,000,000
0.055%, dated 01/26/22, due 02/02/22 in the amount of $125,001,337 collateralized by FFCSB (coupon rates 1.550%-1.940%, maturity dates 03/30/27-05/22/29), FHLMC (coupon rates 3.000%-4.500%, maturity dates 01/01/27-07/01/51), FNMA (coupon rates 2.000%- 7.250%, maturity dates 10/01/27-01/01/52) and GNMA (coupon rate 2.940%, maturity date 03/15/60), with the aggregate value, including accrued interest, of $127,501,364			125,000	125,000,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund    57

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2022

Description	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
Amherst Pierpont Securities LLC, (cont’d.)
0.050%, dated 01/31/22, due 02/01/22 in the amount of $500,000,694 collateralized by FHLB (coupon rate 2.400%, maturity date 01/28/30), FHLMC (coupon rates 1.855%-4.500%, maturity dates 02/01/34-02/01/52), FNMA (coupon rates 1.568%-7.250%, maturity dates 05/15/30-02/01/52), GNMA (coupon rates 1.868%-3.000%, maturity dates 01/20/52-08/20/71) and TVA (coupon rate 5.250%, maturity date 09/15/39), with the aggregate value, including accrued interest, of $510,000,708	500,000	$500,000,000
Canadian Imperial Bank of Commerce,
0.055%, dated 11/04/21, due 02/02/22 in the amount of $212,029,150 collateralized by U.S. Treasury Securities (coupon rates 0.000%-4.625%, maturity dates 07/14/22-11/15/50), with the aggregate value, including accrued interest, of $216,269,443	212,000	212,000,000
0.055%, dated 12/23/21, due 02/23/22 in the amount of $285,026,996 collateralized by FHLMC (coupon rates 2.050%-2.700%, maturity dates 08/01/23-10/01/38), FNMA (coupon rates 2.000%-4.500%, maturity dates 09/01/24-02/01/52) and GNMA (coupon rates 2.000%-3.000%, maturity dates 10/20/50-05/20/51), with the aggregate value, including accrued interest, of $290,717,765	285,000	285,000,000
0.060%, dated 01/24/22, due 03/17/22 in the amount of $125,010,833 collateralized by FHLMC (coupon rate 2.050%, maturity date 10/01/38) and FNMA (coupon rates 2.000%-6.000%, maturity dates 10/01/27-01/01/52), with the aggregate value, including accrued interest, of $127,501,700	125,000	125,000,000

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2022

Description	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
Cantor Fitzgerald & Co.,
0.050%, dated 01/31/22, due 02/01/22 in the amount of $500,000,694 collateralized by FFCSB (coupon rate 3.000%, maturity date 07/15/23), FHLMC (coupon rates 2.000%-5.875%, maturity dates 12/01/29-02/01/52), FNMA (coupon rates 1.500%-8.500%, maturity dates 10/01/22-02/01/57), GNMA (coupon rates 1.500%-4.930%, maturity dates 01/20/37-08/15/63), TVA (coupon rates 0.000%-5.250%, maturity dates 03/15/22-09/15/65) and U.S. Treasury Securities (coupon rates 0.000%-2.375%, maturity dates 07/07/22-02/15/28), with the aggregate value, including accrued interest, of $510,000,708	500,000	$500,000,000
Credit Agricole Corporate & Investment Bank,
0.050%, dated 01/31/22, due 02/01/22 in the amount of $193,654,269 collateralized by FHLMC (coupon rate 3.000%, maturity date 10/01/49) and FNMA (coupon rates 2.000%-6.000%, maturity dates 02/01/34-01/01/52), with the aggregate value, including accrued interest, of $197,527,080	193,654	193,654,000
Goldman Sachs & Co.,
0.055%, dated 01/25/22, due 02/01/22 in the amount of $100,001,069 collateralized by GNMA (coupon rates 3.500%-4.000%, maturity dates 03/20/34-09/20/47), with the aggregate value, including accrued interest, of $102,000,935	100,000	100,000,000
ING Financial Markets LLC,
0.065%, dated 11/24/21, due 02/17/22 in the amount of $150,023,021 collateralized by FHLMC (coupon rates 1.500%-5.000%, maturity dates 11/01/29-10/01/51), FNMA (coupon rates 1.500%-5.500%, maturity dates 07/01/28-05/01/58) and GNMA (coupon rate 3.000%, maturity date 12/20/51), with the aggregate value, including accrued interest, of $153,000,001	150,000	150,000,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund    59

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2022

Description	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
ING Financial Markets LLC, (cont’d.)
0.070%, dated 12/08/21, due 02/16/22 in the amount of $300,040,833 collateralized by FHLMC (coupon rates 1.385%-5.500%, maturity dates 09/01/29-11/01/51), FNMA (coupon rates 1.500%-4.500%, maturity dates 07/01/28-02/01/57) and GNMA (coupon rate 2.500%, maturity date 06/20/51), with the aggregate value, including accrued interest, of $306,000,000	300,000	$300,000,000
0.060%, dated 01/14/22, due 02/15/22 in the amount of $120,006,400 collateralized by FHLMC (coupon rates 1.902%-5.000%, maturity dates 11/01/29-05/01/51), FNMA (coupon rates 1.500%-4.000%, maturity dates 07/01/28-01/01/57) and GNMA (coupon rate 3.000%, maturity date 12/20/51), with the aggregate value, including accrued interest, of $122,400,001	120,000	120,000,000
Nomura Securities International, Inc.,
0.050%, dated 01/31/22, due 02/01/22 in the amount of $925,001,285 collateralized by FFCSB (coupon rate 0.125%, maturity date 04/13/23), FHLMC (coupon rates 1.500%-5.000%, maturity dates 08/01/35-01/01/52), FNMA (coupon rates 1.500%-4.500%, maturity dates 04/01/35-01/01/52), GNMA (coupon rates 2.100%-5.000%, maturity dates 10/15/41-04/20/68), TVA (coupon rate 0.000%, maturity date 03/15/35) and U.S. Treasury Securities (coupon rates 0.000%-2.625%, maturity dates 04/30/22-11/15/47), with the aggregate value, including accrued interest, of $943,501,421	925,000	925,000,000

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
RBC Dominion Securities, Inc.,
0.055%, dated 01/05/22, due 02/07/22 in the amount of $285,014,369 collateralized by FHLMC (coupon rate 3.000%, maturity date 12/01/50), FNMA (coupon rates 3.000%-3.500%, maturity dates 02/01/48-01/01/50), GNMA (coupon rates 2.000%-4.500%, maturity dates 10/15/40-12/20/51) and U.S. Treasury Securities (coupon rates 0.000%-6.000%, maturity dates 03/31/22-02/15/50), with the aggregate value, including accrued interest, of $290,700,000			285,000	$285,000,000
0.050%, dated 01/31/22, due 02/01/22 in the amount of $265,000,368 collateralized by FHLMC (coupon rate 3.000%, maturity date 01/01/50), GNMA (coupon rates 2.000%-5.000%, maturity dates 06/15/39-06/20/51) and U.S. Treasury Securities (coupon rates 0.000%-6.000%, maturity dates 04/05/22-08/15/49), with the aggregate value, including accrued interest, of $270,300,011			265,000	265,000,000
Santander Bank NA,
0.055%, dated 01/31/22, due 02/01/22 in the amount of $570,000,871 collateralized by FNMA (coupon rates 2.000%-4.500%, maturity dates 12/01/40-12/01/51), with the aggregate value, including accrued interest, of $581,400,889			570,000	570,000,000

TOTAL REPURCHASE AGREEMENTS (cost $4,780,654,000)				4,780,654,000

SOVEREIGN BOND 0.1%
Export Development Canada (Canada),
Gov’t. Gtd. Notes, 144A, EMTN (cost $25,010,344)	0.295%	06/29/22	25,000	24,966,778

U.S. GOVERNMENT AGENCY OBLIGATION 0.5%
Federal Home Loan Bank (cost $123,997,560)	0.060	03/29/22	124,000	123,946,983

U.S. TREASURY OBLIGATIONS(n) 16.5%
U.S. Cash Management Bills	0.090	04/19/22	105,000	104,964,516
U.S. Treasury Bills	0.056	03/17/22	271,000	270,989,482

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund    61

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(n) (Continued)
U.S. Treasury Bills	0.063%	03/24/22	1,788,000	$1,787,803,695
U.S. Treasury Bills	0.070	03/22/22	1,008,000	1,007,900,531
U.S. Treasury Bills	0.082	03/31/22	318,000	317,946,204
U.S. Treasury Bills	0.084	05/26/22	214,000	213,820,418
U.S. Treasury Bills	0.086	04/07/22	145,000	144,963,675

TOTAL U.S. TREASURY OBLIGATIONS (cost $3,848,584,733)				3,848,388,521

TOTAL SHORT-TERM INVESTMENTS (cost $21,696,133,815)				21,694,484,373

TOTAL INVESTMENTS 100.6% (cost $23,497,724,737)				23,495,028,945
Liabilities in excess of other assets (0.6)%				(132,484,766)

NET ASSETS 100.0%				$23,362,544,179

See the Glossary for a list of the abbreviation(s) used in the annual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2022.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(n)	Rate shown reflects yield to maturity at purchased date.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2022

The following is a summary of the inputs used as of January 31, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Certificates of Deposit	$—	$ 1,414,908,827	$—
Commercial Paper	—	150,033,770	—
Corporate Bonds	—	187,011,975	—
Municipal Bonds	—	48,590,000	—
Short-Term Investments
Certificates of Deposit	—	3,052,628,916	—
Commercial Paper	—	9,700,889,929	—
Corporate Bonds	—	163,009,246	—
Repurchase Agreements	—	4,780,654,000	—
Sovereign Bond	—	24,966,778	—
U.S. Government Agency Obligation	—	123,946,983	—
U.S. Treasury Obligations	—	3,848,388,521	—

Total	$—	$23,495,028,945	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2022 were as follows (unaudited):

Commercial Paper	42.1%
Repurchase Agreements	20.5
Certificates of Deposit	19.2
U.S. Treasury Obligations	16.5
Corporate Bonds	1.5
U.S. Government Agency Obligation	0.5
Municipal Bonds	0.2

Sovereign Bond	0.1%

100.6
Liabilities in excess of other assets	(0.6)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund    63

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2022

Offsetting of financial instrument/transaction assets and liabilities:

		Gross Market Value of
		Recognized	Collateral	Net
Description	Counterparty	Assets/(Liabilities)	Pledged/(Received)(1)	Amount
Repurchase Agreements	Amherst Pierpont Securities LLC	$ 750,000,000	$(750,000,000)	$—
Repurchase Agreements	Canadian Imperial Bank of Commerce	622,000,000	(622,000,000)	—
Repurchase Agreements	Cantor Fitzgerald & Co. Credit Agricole	500,000,000	(500,000,000)	—
Repurchase Agreements	Corporate & Investment Bank	193,654,000	(193,654,000)	—
Repurchase Agreements	Goldman Sachs & Co.	100,000,000	(100,000,000)	—
Repurchase Agreements	ING Financial Markets LLC	570,000,000	(570,000,000)	—
Repurchase Agreements	Nomura Securities International, Inc.	925,000,000	(925,000,000)	—
Repurchase Agreements	RBC Dominion Securities, Inc.	550,000,000	(550,000,000)	—
Repurchase Agreements	Santander Bank NA	570,000,000	(570,000,000)	—

		$ 4,780,654,000

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Statement of Assets & Liabilities

as of January 31, 2022

Assets

Investments at value:
Unaffiliated investments (cost $18,717,070,737)	$18,714,374,945
Repurchase Agreements (cost $4,780,654,000)	4,780,654,000
Cash	12,377
Interest receivable	2,645,362
Prepaid expenses	26,750

Total Assets	23,497,713,434

Liabilities

Payable for investments purchased	134,981,850
Management fee payable	87,455
Accrued expenses and other liabilities	82,483
Affiliated transfer agent fee payable	16,667
Trustees’ fees payable	800

Total Liabilities	135,169,255

Net Assets	$23,362,544,179

Net assets were comprised of:
Paid-in capital	$23,365,239,971
Total distributable earnings (loss)	(2,695,792)

Net assets, January 31, 2022	$23,362,544,179

Net asset value and redemption price per share ($23,362,544,179 ÷ 23,364,175,912 shares of beneficial interest issued and outstanding)	$1.00

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund    65

PGIM Core Ultra Short Bond Fund

Statement of Operations

Year Ended January 31, 2022

Net Investment Income (Loss)

Interest income	$39,851,305

Expenses
Management fee	1,090,704
Custodian and accounting fees	135,630
Transfer agent’s fees and expenses (including affiliated expense of $100,000)	101,581
Audit fee	26,908
Legal fees and expenses	20,891
Trustees’ fees	9,501
Shareholders’ reports	7,098
Miscellaneous	69,614

Total expenses	1,461,927

Net investment income (loss)	38,389,378

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	241,320
Net change in unrealized appreciation (depreciation) on investments	(6,026,082)

Net gain (loss) on investment transactions	(5,784,762)

Net Increase (Decrease) In Net Assets Resulting From Operations	$32,604,616

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Statements of Changes in Net Assets

	Year Ended January 31,
	2022	2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$38,389,378	$168,869,892
Net realized gain (loss) on investment transactions	241,320	3,628,289
Net change in unrealized appreciation (depreciation) on investments	(6,026,082)	(1,017,386)

Net increase (decrease) in net assets resulting from operations	32,604,616	171,480,795

Dividends and Distributions
Distributions from distributable earnings	(39,976,773)	(172,499,588)

Fund share transactions
Net proceeds from shares sold	185,299,447,230	272,436,300,863
Net asset value of shares issued in reinvestment of dividends and distributions	39,660,742	169,729,470
Cost of shares purchased	(192,934,824,533)	(261,854,715,517)

Net increase (decrease) in net assets from Fund share transactions	(7,595,716,561)	10,751,314,816

Total increase (decrease)	(7,603,088,718)	10,750,296,023

Net Assets:

Beginning of year	30,965,632,897	20,215,336,874

End of year	$23,362,544,179	$30,965,632,897

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund    67

PGIM Core Ultra Short Bond Fund

Financial Highlights

	Year Ended January 31,

	2022		2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$1.00		$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	-	(b)	0.01	0.02	0.02	0.01
Net realized and unrealized gain (loss) on investment transactions	-	(b)	- (b)	- (b)	- (b)	- (b)
Total from investment operations	-	(b)	0.01	0.02	0.02	0.01
Less Dividends and Distributions:
Dividends from net investment income	-	(b)	(0.01)	(0.02)	(0.02)	(0.01)
Net asset value, end of year	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(c):	0.13%		0.65%	2.38%	2.17%	1.18%

Ratios/Supplemental Data:
Net assets, end of year (000)	$23,362,544		$30,965,633	$20,215,337	$20,975,373	$22,510,708
Average net assets (000)	$31,545,754		$28,757,423	$20,937,015	$21,560,540	$23,440,098
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	-	%(b)	0.01%	0.01%	0.01%	0.01%
Expenses before waivers and/or expense reimbursement	-	%(b)	0.01%	0.01%	0.01%	0.01%
Net investment income (loss)	0.12%		0.59%	2.35%	2.14%	1.17%
Portfolio turnover rate(d)	72%		114%	61%	94%	111%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	The Portfolio turnover rate calculation, if any includes floating rate daily demand notes.

See Notes to Financial Statements.

PGIM Institutional Money Market Fund

Schedule of Investments

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SHORT-TERM INVESTMENTS 100.7%

CERTIFICATES OF DEPOSIT 27.3%
Bank of America NA	0.210%	05/16/22	50,000	$49,964,804
Bank of America NA,
SOFR + 0.150%	0.200(c)	10/11/22	35,000	34,987,814
Bank of Montreal, 3 Month LIBOR + 0.040%	0.220(c)	02/25/22	118,000	118,011,891
US Federal Funds Effective Rate + 0.120%	0.200(c)	09/22/22	75,000	74,975,995
Bank of Montreal	0.200	07/20/22	60,000	59,932,981
Bank of Montreal	0.230	05/05/22	50,000	50,000,732
Bank of Nova Scotia (Canada),
SOFR + 0.140%	0.190(c)	06/24/22	10,000	10,000,959
SOFR + 0.150%	0.200(c)	08/19/22	50,000	49,992,505
SOFR + 0.150%	0.200(c)	10/17/22	50,000	49,979,876
SOFR + 0.150%	0.200(c)	10/20/22	20,000	19,991,712
SOFR + 0.150%	0.200(c)	10/28/22	45,000	44,979,772
SOFR + 0.160%	0.210(c)	07/08/22	25,000	25,003,508
Bank of Nova Scotia (The)	0.230	05/10/22	50,000	49,995,266
BNP Paribas Fortis SA	0.150	02/22/22	90,000	90,004,399
BNP Paribas SA (France),
SOFR + 0.130%	0.180(c)	05/05/22	145,000	145,021,195
SOFR + 0.130%	0.180(c)	06/10/22	17,000	17,001,227
Canadian Imperial Bank of Commerce (Canada), 3 Month LIBOR + 0.030%	0.205(c)	03/03/22	75,000	75,003,378
3 Month LIBOR + 0.040%	0.194(c)	05/12/22	100,000	100,010,522
US Federal Funds Effective Rate + 0.100%	0.180(c)	06/08/22	45,000	44,995,211
US Federal Funds Effective Rate + 0.110%	0.190(c)	08/15/22	75,000	74,975,563
Citibank NA	0.160	06/06/22	115,000	114,925,194
Citibank NA	0.180	02/03/22	70,000	70,000,758
Cooperatieve Rabobank UA (Netherlands), 3 Month LIBOR + 0.030%	0.246(c)	07/06/22	25,000	25,006,901
SOFR + 0.120%	0.170(c)	05/26/22	130,000	130,010,379
SOFR + 0.120%	0.170(c)	07/27/22	170,000	169,976,610
Credit Agricole Corporate & Investment Bank,
SOFR + 0.120%	0.170(c)	05/18/22	70,000	70,006,863
SOFR + 0.120%	0.170(c)	05/27/22	56,000	56,004,329
US Federal Funds Effective Rate + 0.080%	0.160(c)	05/20/22	56,000	55,994,900
Credit Agricole Corporate & Investment Bank	0.080	02/01/22	100,000	100,000,028
Credit Agricole Corporate & Investment Bank	0.230	03/09/22	50,000	50,006,369
Credit Industriel et Commercial (France), 3 Month LIBOR + 0.010%	0.211(c)	03/11/22	149,000	149,017,318
SOFR + 0.120%	0.170(c)	05/16/22	78,500	78,508,011
US Federal Funds Effective Rate + 0.090%	0.170(c)	05/03/22	86,000	85,995,591

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund    69

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT (Continued)
Credit Suisse AG	0.240%	02/15/22	27,000	$27,001,268
Goldman Sachs Bank USA,
SOFR + 0.230%	0.279(c)	10/19/22	97,000	97,002,102
Mitsubishi UFJ Trust & Banking Corp.	0.160	02/18/22	75,000	75,002,098
Mizuho Bank Ltd.	0.220	02/09/22	44,000	44,001,616
Mizuho Bank Ltd.	0.250	03/18/22	47,500	47,507,158
MUFG Bank Ltd.	0.170	03/17/22	14,000	14,000,700
MUFG Bank Ltd.	0.300	10/25/22	50,000	49,825,707
Norinchukin Bank	0.140	02/10/22	7,000	7,000,126
Norinchukin Bank	0.150	03/14/22	68,000	68,002,220
Royal Bank of Canada (Canada), 3 Month LIBOR + 0.020%	0.174(c)	02/11/22	20,000	20,000,150
Skandinaviska Enskilda Banken AB	0.230	05/03/22	25,000	24,995,648
Sumitomo Mitsui Banking Corp.	0.180	02/14/22	50,000	50,001,905
Sumitomo Mitsui Banking Corp.	0.200	05/04/22	30,000	29,994,799
Sumitomo Mitsui Banking Corp.	0.210	03/18/22	50,000	50,005,361
Sumitomo Mitsui Banking Corp.	0.220	03/16/22	50,000	50,005,861
Sumitomo Mitsui Trust Bank Ltd.	0.070	02/07/22	100,000	100,000,000
Sumitomo Mitsui Trust Bank Ltd.	0.080	02/02/22	27,000	27,000,015
Sumitomo Mitsui Trust Bank Ltd.	0.180	02/09/22	10,000	10,000,265
Svenska Handelsbanken AB (Sweden), 3 Month LIBOR + 0.030%	0.205(c)	05/31/22	50,000	50,001,296
SOFR + 0.150% (Cap N/A, Floor 0.000%)	0.200(c)	05/09/22	140,000	140,027,429
Toronto-Dominion Bank (The),
SOFR + 0.140%	0.190(c)	08/02/22	82,000	81,986,672
USOIS + 0.100%	0.180(c)	06/23/22	120,000	119,985,971
Toronto-Dominion Bank (The)	0.250	04/20/22	63,000	63,008,101
Toronto-Dominion Bank (The)	0.250	05/31/22	50,000	49,963,243
Westpac Banking Corp. (Australia),
SOFR + 0.130%	0.180(c)	05/09/22	19,000	19,002,689
SOFR + 0.130%	0.180(c)	09/01/22	25,000	24,993,940
SOFR + 0.130%	0.180(c)	09/02/22	45,000	44,989,040
SOFR + 0.130%	0.180(c)	09/06/22	75,000	74,980,485
SOFR + 0.130%	0.180(c)	09/21/22	15,000	14,995,344
SOFR + 0.130%	0.180(c)	09/22/22	15,000	14,995,324

TOTAL CERTIFICATES OF DEPOSIT (cost $3,830,996,089)				3,830,559,094

See Notes to Financial Statements.

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER 35.9%
Bank of America Securities, Inc., 144A	0.190%(n)	03/21/22	18,000	$17,996,545
144A	0.330(n)	05/20/22	87,000	86,920,712
144A, USOIS + 0.120%	0.200(c)	10/14/22	70,000	69,985,217
144A, USOIS + 0.140%	0.220(c)	10/26/22	60,000	59,986,732
Bank of Montreal, 144A	0.220(n)	04/13/22	45,450	45,433,274
Bank of Nova Scotia, 144A	0.160(n)	03/02/22	37,000	36,997,842
Baptist Health South Florida, Inc.	0.170(n)	03/07/22	10,000	9,997,501
BNG Bank NV, 144A	0.080(n)	02/07/22	50,000	49,999,319
BNP Paribas SA, 144A	0.070(n)	02/04/22	17,500	17,499,883
Caisse des Depots et Consignations, 144A	0.160(n)	02/22/22	75,000	74,996,746
144A	0.170(n)	03/01/22	35,000	34,997,773
CDP Financial, Inc., 144A	0.110(n)	02/01/22	15,000	14,999,971
144A	0.120(n)	02/03/22	150,000	149,999,125
144A	0.120(n)	02/04/22	30,000	29,999,767
144A	0.170(n)	03/21/22	90,000	89,985,178
144A	0.180(n)	03/17/22	30,000	29,995,875
144A	0.180(n)	03/22/22	19,000	18,996,754
144A	0.260(n)	05/11/22	25,000	24,982,431
Citigroup Global Markets Inc., 144A	0.430(n)	07/07/22	59,000	58,889,358
144A	0.430(n)	07/12/22	60,000	59,877,960
144A	0.560(n)	09/23/22	10,000	9,958,549
Commonwealth Bank of Australia, 144A, SOFR + 0.110%	0.160(c)	07/12/22	145,000	144,976,522
Credit Agricole Corporate & Investment Bank	0.090(n)	02/08/22	100,000	99,998,422
European Investment Bank	0.270(n)	05/23/22	4,000	3,997,573
Federation Des Caisses Desjardins, 144A	0.120(n)	02/22/22	38,000	37,998,142
144A	0.160(n)	03/15/22	68,000	67,990,497
144A	0.200(n)	03/29/22	153,000	152,963,177
FMS Wertmanagement, 144A	0.140(n)	02/02/22	76,000	75,999,663
144A	0.150(n)	02/10/22	41,000	40,999,043
144A	0.150(n)	02/08/22	40,089	40,088,278
144A	0.160(n)	02/15/22	100,000	99,996,250

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund    71

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Goldman Sachs International, 144A	0.110%(n)	02/01/22	9,000	$8,999,980
144A	0.160(n)	03/03/22	50,000	49,994,790
144A	0.510(n)	09/26/22	50,000	49,777,205
HSBC Bank PLC, 144A	0.180(n)	02/02/22	10,000	9,999,939
Hydro-Quebec, 144A	0.110(n)	03/15/22	20,000	19,997,683
144A	0.120(n)	03/17/22	73,000	72,990,875
144A	0.130(n)	03/16/22	35,000	34,995,765
144A	0.130(n)	03/18/22	109,000	108,985,655
Indiana University Health, Inc. Obligated Group	0.120	02/17/22	5,000	4,999,954
JPMorgan Securities LLC, 144A	0.190	07/05/22	45,000	44,951,643
144A	0.220	10/04/22	45,000	44,858,398
144A	0.250(n)	04/12/22	40,000	39,981,146
144A	0.370(n)	07/14/22	30,000	29,932,213
144A	0.380(n)	07/27/22	5,000	4,986,353
144A, SOFR + 0.140%	0.180(c)	09/01/22	20,000	19,991,605
144A, SOFR + 0.140%	0.190(c)	08/08/22	25,000	24,993,967
144A, SOFR + 0.140%	0.190(c)	08/11/22	23,000	22,994,116
JPMorgan Securities LLC	0.240(n)	03/28/22	33,000	32,989,785
KFW,
144A	0.110(n)	03/17/22	103,000	102,988,412
LVMH Moet Hennessy Louis Vuitton SE, 144A	0.130(n)	03/17/22	20,000	19,996,750
Michigan State University Board of Trustee	0.140	03/11/22	8,000	7,999,818
Mitsubishi International Corp., 144A	0.150(n)	02/22/22	25,000	24,998,839
Mitsubishi UFJ Trust & Banking Corp., 144A	0.180(n)	02/09/22	97,000	96,998,254
144A	0.190(n)	02/22/22	60,000	59,996,957
MUFG Bank Ltd.	0.170(n)	03/07/22	97,000	96,989,909
National Australia Bank Ltd., 144A	0.110(n)	03/04/22	70,000	69,994,213
144A, 1 Month LIBOR + 0.070%	0.175(c)	02/11/22	115,000	115,002,927
144A, USOIS + 0.060%	0.140(c)	03/23/22	93,000	92,998,732
National Securities Clearing Corp., 144A	0.140(n)	02/08/22	75,000	74,998,833
144A	0.140(n)	02/16/22	22,000	21,999,306
144A	0.140(n)	02/17/22	30,000	29,998,966
144A	0.150(n)	03/01/22	20,000	19,998,566

See Notes to Financial Statements.

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
National Securities Clearing Corp., (cont’d.) 144A	0.150%(n)	03/02/22	110,000	$109,991,750
OMERS Finance Trust, 144A	0.180(n)	03/29/22	20,000	19,995,187
Ontario Teachers’ Finance Trust, 144A	0.240(n)	04/27/22	19,000	18,992,057
Port Authority of New York & New Jersey	0.220	02/10/22	4,710	4,710,039
Port Authority of New York & New Jersey	0.230	03/08/22	10,000	9,999,703
Province of Alberta, 144A	0.180(n)	02/02/22	35,000	34,999,903
144A	0.200(n)	02/07/22	43,000	42,999,582
144A	0.220(n)	03/01/22	20,000	19,998,743
144A	0.280(n)	04/13/22	30,000	29,990,640
144A	0.310(n)	05/05/22	20,000	19,990,443
144A	0.320(n)	05/18/22	39,000	38,977,860
PSP Capital, Inc., 144A	0.070(n)	02/01/22	30,000	29,999,942
144A	0.130(n)	03/08/22	100,000	99,990,200
144A	0.140(n)	03/16/22	61,000	60,991,874
144A	0.140(n)	03/17/22	80,000	79,989,000
144A	0.160(n)	03/22/22	100,000	99,982,917
Royal Bank of Canada, 144A, 3 Month LIBOR + 0.050%	0.182(c)	08/01/22	50,000	50,017,114
144A, SOFR + 0.150%	0.190(c)	10/06/22	100,000	99,965,589
Skandinaviska Enskilda Banken AB, 144A	0.120(n)	02/11/22	117,000	116,997,426
Sumitomo Mitsui Trust Bank Ltd., 144A	0.170(n)	02/03/22	50,000	49,999,708
144A	0.180(n)	02/09/22	21,000	20,999,617
Swedbank AB	0.120(n)	03/03/22	10,000	9,999,130
Swedbank AB	0.130(n)	03/07/22	35,000	34,996,427
TotalEnergies Capital Canada Ltd., 144A	0.150(n)	02/22/22	127,000	126,993,092
Toyota Credit Canada, Inc.	0.160(n)	03/21/22	50,000	49,981,557
Toyota Motor Finance Netherlands BV	0.100(n)	02/10/22	60,000	59,998,333
UBS AG, 144A	0.340(n)	05/24/22	144,000	143,850,388
144A, SOFR + 0.170%	0.220(c)	09/21/22	53,000	52,986,975
144A, SOFR + 0.190%	0.240(c)	06/15/22	30,000	30,002,102
144A, SOFR + 0.190%	0.240(c)	06/16/22	25,000	25,001,494

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund    73

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Unilever Finance Netherlands BV, 144A	0.270%(n)	04/12/22	60,000	$59,979,292
University of Texas System (The)	0.110	02/11/22	6,000	6,000,037
University of Texas System (The)	0.110	02/24/22	10,000	9,999,867
Westpac Banking Corp.,
144A, 3 Month LIBOR + 0.010%	0.154(c)	02/07/22	98,000	98,000,203
144A, 3 Month LIBOR + 0.020%	0.178(c)	02/17/22	34,000	34,000,686
Yale University	0.120(n)	03/16/22	6,605	6,604,007

TOTAL COMMERCIAL PAPER (cost $5,027,450,759)				5,026,858,517

CORPORATE BONDS 1.2%
Auto Manufacturers 0.6%

Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, GMTN, SOFR + 0.220% (Cap N/A, Floor 0.000%)	0.260(c)	03/28/22	73,600	73,596,749

Banks 0.5%

BPCE SA (France),
Sr. Unsec’d. Notes, 144A, SOFR + 0.440%	0.489(c)	02/17/22	70,235	70,245,535
Swedbank AB (Sweden),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.700%	0.898(c)	03/14/22	2,200	2,201,606

				72,447,141

Oil & Gas 0.1%

Chevron Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.480%	0.655(c)	03/03/22	17,000	17,005,259

TOTAL CORPORATE BONDS (cost $163,053,787)				163,049,149

MUNICIPAL BONDS 0.3%
Arizona 0.1%

Maricopa County Industrial Development Authority,
Taxable, Revenue Bonds, Series 2021 B-2	0.070(cc)	01/01/61	16,000	16,000,000

Texas 0.2%

Board of Regents of the University of Texas System,
Taxable, Revenue Bonds, Sub-Series G-2	0.070(cc)	08/01/45	26,500	26,500,000

TOTAL MUNICIPAL BONDS (cost $42,500,000)				42,500,000

See Notes to Financial Statements.

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2022

Description	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS 8.6%
Amherst Pierpont Securities LLC,
0.055%, dated 01/25/22, due 02/01/22 in the amount of $75,000,802 collateralized by FFCSB (coupon rates 1.120%-2.120%, maturity dates 03/15/29-02/05/30), FHLMC (coupon rates 2.500%-4.000%, maturity dates 02/01/31-07/01/47), FNMA (coupon rates 0.000%-7.125%, maturity dates 01/15/30-12/01/51) and GNMA (coupon rate 3.500%, maturity date 01/20/52), with the aggregate value, including accrued interest, of $76,500,818	75,000	$75,000,000
0.055%, dated 01/26/22, due 02/02/22 in the amount of $75,000,802 collateralized by FFCSB (coupon rates 0.940%-2.040%, maturity dates 05/11/29-08/11/31), FHLMC (coupon rates 0.000%-4.000%, maturity dates 07/15/32-02/01/52), FNMA (coupon rates 0.000%-7.250%, maturity dates 02/01/29-03/01/51), GNMA (coupon rates 2.040%-3.080%, maturity dates 06/15/42-11/15/59) and TVA (coupon rate 4.700%, maturity date 07/15/33), with the aggregate value, including accrued interest, of $76,500,818	75,000	75,000,000
CF Secured LLC,
0.050%, dated 01/31/22, due 02/01/22 in the amount of $900,001,250 collateralized by FHLMC (coupon rates 0.000%-6.000%, maturity dates 07/15/28-01/01/52), FNMA (coupon rates 2.000%-5.500%, maturity dates 09/01/28-02/01/52), GNMA (coupon rates 1.934%-4.690%, maturity dates 10/20/42-01/20/69) and U.S. Treasury Securities (coupon rates 0.000%-2.875%, maturity dates 02/22/22-08/15/51), with the aggregate value, including accrued interest, of $918,001,295	900,000	900,000,000
Credit Agricole Corporate & Investment Bank,
0.050%, dated 01/31/22, due 02/01/22 in the amount of $6,124,009 collateralized by ADBB (coupon rate 2.375%, maturity date 08/10/27), with the aggregate value, including accrued interest, of $6,246,696	6,124	6,124,000
Goldman Sachs & Co.,
0.055%, dated 01/25/22, due 02/01/22 in the amount of $75,000,802 collateralized by and GNMA (coupon rates 2.500%-3.500%, maturity dates 09/15/42-01/20/52), with the aggregate value, including accrued interest, of $76,500,000	75,000	75,000,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund    75

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2022

Description	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
ING Financial Markets LLC,
0.060%, dated 01/14/22, due 02/15/22 in the amount of $80,004,267 collateralized by FHLMC (coupon rates 1.902%-4.000%, maturity dates 07/01/36-10/01/51) and FNMA (coupon rates 1.500%-4.500%, maturity dates 06/01/27-01/01/57), with the aggregate value, including accrued interest, of $81,600,001	80,000	$80,000,000

TOTAL REPURCHASE AGREEMENTS (cost $1,211,124,000)		1,211,124,000

	Interest Rate	Maturity Date

TIME DEPOSITS 13.8%
ABN AMRO Bank NV	0.080%	02/01/22	275,000	275,000,000
ABN AMRO Bank NV	0.080	02/03/22	110,000	110,000,000
ABN AMRO Bank NV	0.080	02/07/22	120,000	120,000,000
Australia & New Zealand Banking Group Ltd.	0.070	02/01/22	250,000	250,000,000
Cooperatieve Rabobank UA	0.060	02/01/22	240,000	240,000,000
Credit Agricole Corporate & Investment Bank	0.070	02/01/22	140,000	140,000,000
Mizuho Bank Ltd.	0.070	02/01/22	468,922	468,922,000
Toronto-Dominion Bank (The)	0.060	02/01/22	160,000	160,000,000
Toronto-Dominion Bank (The)	0.070	02/04/22	90,000	90,000,000
U.S. Bank NA	0.050	02/01/22	75,875	75,875,000

TOTAL TIME DEPOSITS
(cost $1,929,797,000)				1,929,797,000

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.3%
Federal Farm Credit Bank, SOFR + 0.070% (Cap N/A, Floor 0.000%)	0.120(c)	02/17/22	23,000	23,000,683
Federal Home Loan Bank, SOFR + 0.060% (Cap N/A, Floor 0.000%)	0.110(c)	02/11/22	22,000	22,000,342

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $45,000,000)				45,001,025

U.S. TREASURY OBLIGATIONS(n) 13.3%
U.S. Cash Management Bills	0.090	04/19/22	50,000	49,983,103
U.S. Treasury Bills	0.057	03/17/22	174,000	173,993,247
U.S. Treasury Bills	0.063	03/24/22	913,000	912,899,762
U.S. Treasury Bills	0.074	03/22/22	493,000	492,951,351

See Notes to Financial Statements.

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(n) (Continued)
U.S. Treasury Bills	0.082%	03/31/22	152,000	$151,974,286
U.S. Treasury Bills	0.086	04/07/22	85,000	84,978,706

TOTAL U.S. TREASURY OBLIGATIONS
(cost $1,866,814,303)				1,866,780,455

TOTAL INVESTMENTS 100.7%
(cost $14,116,735,938)				14,115,669,240
Liabilities in excess of other assets (0.7)%				(101,905,330)

NET ASSETS 100.0%				$14,013,763,910

See the Glossary for a list of the abbreviation(s) used in the annual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2022.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(n)	Rate shown reflects yield to maturity at purchased date.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Certificates of Deposit	$—	$ 3,830,559,094	$—
Commercial Paper	—	5,026,858,517	—
Corporate Bonds	—	163,049,149	—
Municipal Bonds	—	42,500,000	—
Repurchase Agreements	—	1,211,124,000	—

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund    77

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2022

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments (continued)
Time Deposits	$—	$1,929,797,000	$—
U.S. Government Agency Obligations	—	45,001,025	—
U.S. Treasury Obligations	—	1,866,780,455	—

Total	$—	$14,115,669,240	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2022 were as follows (unaudited):

Commercial Paper	35.9%
Certificates of Deposit	27.3
Time Deposits	13.8
U.S. Treasury Obligations	13.3
Repurchase Agreements	8.6
Corporate Bonds	1.2
U.S. Government Agency Obligations	0.3

Municipal Bonds	0.3%

100.7
Liabilities in excess of other assets	(0.7)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreements	Amherst Pierpont Securities LLC	$150,000,000	$(150,000,000)	$—
Repurchase Agreements	CF Secured LLC Credit Agricole	900,000,000	(900,000,000)	—
Repurchase Agreements	Corporate & Investment Bank	6,124,000	(6,124,000)	—
Repurchase Agreements	Goldman Sachs & Co.	75,000,000	(75,000,000)	—

See Notes to Financial Statements.

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2022

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Repurchase Agreements	ING Financial Markets LLC	$80,000,000	$ (80,000,000)	$—

		$1,211,124,000

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund    79

PGIM Institutional Money Market Fund

Statement of Assets & Liabilities

as of January 31, 2022

Assets

Investments at value:
Unaffiliated investments (cost $14,116,735,938)	$14,115,669,240
Cash	143
Interest receivable	1,957,069
Prepaid expenses	11,370

Total Assets	14,117,637,822

Liabilities

Payable for investments purchased	102,986,152
Management fee payable	779,785
Accrued expenses and other liabilities	90,508
Affiliated transfer agent fee payable	16,667
Trustees’ fees payable	800

Total Liabilities	103,873,912

Net Assets	$14,013,763,910

Net assets were comprised of:
Paid-in capital	$14,014,840,294
Total distributable earnings (loss)	(1,076,384)

Net assets, January 31, 2022	$14,013,763,910

Net asset value, offering price and redemption price per share ($14,013,763,910 ÷ 14,023,698,065 shares of beneficial interest issued and outstanding)	$0.9993

See Notes to Financial Statements.

PGIM Institutional Money Market Fund

Statement of Operations

Year Ended January 31, 2022

Net Investment Income (Loss)

Interest income	$25,953,058

Expenses
Management fee	24,793,447
Custodian and accounting fees	177,515
Transfer agent’s fees and expenses (including affiliated expense of $100,000)	175,468
Audit fee	27,108
Legal fees and expenses	20,814
Trustees’ fees	9,501
Shareholders’ reports	5,964
Miscellaneous	36,012

Total expenses	25,245,829
Less: Fee waiver and/or expense reimbursement	(13,675,552)

Net expenses	11,570,277

Net investment income (loss)	14,382,781

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions	136,324
Net change in unrealized appreciation (depreciation) on investments	(4,737,945)

Net gain (loss) on investment transactions	(4,601,621)

Net Increase (Decrease) In Net Assets Resulting From Operations	$9,781,160

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund    81

PGIM Institutional Money Market Fund

Statements of Changes in Net Assets

	Year Ended January 31,

	2022	2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$14,382,781	$122,553,581
Net realized gain (loss) on investment transactions	136,324	587,861
Net change in unrealized appreciation (depreciation) on investments	(4,737,945)	15,973

Net increase (decrease) in net assets resulting from operations	9,781,160	123,157,415

Dividends and Distributions
Distributions from distributable earnings	(14,519,107)	(121,546,781)

Fund share transactions
Net proceeds from shares sold	124,119,430,412	164,488,986,884
Net asset value of shares issued in reinvestment of dividends and distributions	14,508,120	121,488,485
Cost of shares purchased	(130,236,780,094)	(160,983,076,991)

Net increase (decrease) in net assets from Fund share transactions	(6,102,841,562)	3,627,398,378

Total increase (decrease)	(6,107,579,509)	3,629,009,012

Net Assets:

Beginning of year	20,121,343,419	16,492,334,407

End of year	$14,013,763,910	$20,121,343,419

See Notes to Financial Statements.

PGIM Institutional Money Market Fund

Financial Highlights

	Year Ended January 31,

	2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$0.9996	$1.0001	$1.0002	$1.0001	$1.0002
Income (loss) from investment operations:
Net investment income (loss)	0.0009	0.0054	0.0230	0.0214	0.0114
Net realized and unrealized gain (loss) on investment transactions	(0.0003)	-(b )	(0.0001)	-	(0.0001)
Total from investment operations	0.0006	0.0054	0.0229	0.0214	0.0113
Less Dividends and Distributions:
Dividends from net investment income	(0.0009)	(0.0059)	(0.0230)	(0.0213)	(0.0114)
Net asset value, end of year	$0.9993	$0.9996	$1.0001	$1.0002	$1.0001
Total Return(c):	0.06%	0.54%	2.33%	2.16%	1.14%

Ratios/Supplemental Data:
Net assets, end of year (000)	$14,013,764	$20,121,343	$16,492,334	$15,867,116	$13,215,520
Average net assets (000)	$16,528,965	$22,809,258	$18,124,501	$15,329,904	$14,177,712
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.07%	0.07%	0.07%	0.07%	0.07%
Expenses before waivers and/or expense reimbursement	0.15%	0.15%	0.16%	0.16%	0.16%
Net investment income (loss)	0.09%	0.54%	2.30%	2.14%	1.14%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund    83

Notes to Financial Statements

1.	Organization

Prudential Investment Portfolios 2 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust.

These financial statements relate only to the following series of the RIC: the PGIM Core Short-Term Bond Fund, the PGIM Core Ultra Short Bond Fund and the PGIM Institutional Money Market Fund (each, a “Fund” and collectively, the “Funds”). Shares of the Funds are not registered under the Securities Act of 1933, as amended. The Funds are classified as diversified funds for purposes of the 1940 Act.

The investment objective of each of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund is current income consistent with the preservation of capital and the maintenance of liquidity.

The investment objective of the PGIM Core Short-Term Bond Fund is income consistent with relative stability of principal.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investment’s LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit a Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows.

Notes to Financial Statements (continued)

Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Swap Agreements: The PGIM Core Short-Term Bond Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The PGIM Core Short-Term Bond Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Funds used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Repurchase Agreements: Certain Funds entered into repurchase agreements. In connection with transactions in repurchase agreements with United States financial institutions, it is each Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The Funds are subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset

Notes to Financial Statements (continued)

amounts payable by the Funds to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Funds’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Liquidity Fees and Gates: The PGIM Institutional Money Market Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates if the Fund’s weekly liquid assets fall below a designated threshold, subject to the discretion of the Board. If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or impose temporary gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a liquidity fee in the default amount of 1% of the value of shares redeemed unless the Board determines that not doing so is in the best interests of the Fund.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The PGIM Institutional Money Market Fund and PGIM Core Ultra Short Bond Fund declare all of their net investment income and net realized short-term capital gains, if any, as dividends daily to their shareholders of record at the time of such declaration and pay monthly to their shareholders of record at the time of such declaration. The PGIM Core Short-Term Bond Fund declares all of its net investment income as dividends daily and pays monthly to its shareholders of record at the time of such declaration. Distributions of net realized capital gains, if any, are made annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

Under a management agreement with the RIC, PGIM Investments manages each Fund’s investment operations and administers its business affairs. Pursuant to this agreement, the Manager has responsibility for all investment management services and supervises the subadviser’s performance of such services.

PGIM Investments has entered into subadvisory agreements with PGIM Limited and PGIM, Inc., which provides subadvisory services to the Funds through its PGIM Fixed Income unit (each a “subadviser”and collectively the “subadvisers”). For their services on the PGIM Core Ultra Short Bond Fund and PGIM Core Short-Term Bond Fund, the subadvisers are reimbursed by PGIM Investments for direct costs, excluding profit and overhead, incurred by the subadvisers in furnishing services to PGIM Investments. PGIM Investments pays for the services of the subadvisers on the PGIM Institutional Money Market Fund.

The PGIM Core Ultra Short Bond Fund and PGIM Core Short-Term Bond Fund reimburse PGIM Investments for its costs and expenses incurred in managing each Fund’s investment operations and administering its business affairs. The costs are accrued daily and payable monthly. For the year ended January 31, 2022, such costs were at an effective annual rate of 0.026% for the PGIM Core Short-Term Bond Fund and 0.003% for the PGIM Core Ultra Short Bond Fund. The management fee paid to the Manager by the PGIM Institutional Money Market Fund was accrued daily and payable monthly at an annual rate of 0.15% of

Notes to Financial Statements (continued)

the average daily net assets of the Fund. All amounts paid or payable by the Fund to the Manager, under the agreement, are reflected in the Statement of Operations.

The Manager has contractually agreed through May 31, 2023, to limit the total annual operating expenses after fee waivers and/or expense reimbursements to 0.07% of the PGIM Institutional Money Market Fund’s average daily net assets. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

PGIM Investments, PGIM Limited, and PGIM, Inc. are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The PGIM Core Short-Term Bond Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a fund of the RIC, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services, to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”. Effective January 2022, the PGIM Core Short-Term Bond Fund changed its overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers.

For the year ended January 31, 2022, the Funds’ purchase and sales transactions under Rule 17a-7 and realized gain (loss) as a result of 17a-7 sales transactions were as follows:

	Purchases	Sales	Realized Gain

PGIM Core Ultra Short Bond Fund	$5,450,188	$5,450,214	$—

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended January 31, 2022, were as follows:

Fund	Cost of Purchases	Proceeds from Sales

PGIM Core Short-Term Bond Fund	$593,923,625	$1,048,200,471
PGIM Core Ultra Short Bond Fund	1,943,388,125	3,257,629,566

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended January 31, 2022, is presented as follows:

PGIM Core Short-Term Bond Fund:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund(1)(wb)
$559,900	$1,458,816,939	$1,459,376,839	$—	$—	$—	—	$133,395

(1)     The Fund did not have any capital gain distributions during the reporting period.

(wb)   PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

In order to present total distributable earnings (loss) and paid-in capital on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to total distributable earnings (loss) and paid-in capital for the funds indicated below.

Notes to Financial Statements (continued)

For the year ended January 31, 2022, the adjustments were as follows:

Fund	Total Distributable Earnings (Loss)	Paid-in Capital
PGIM Core Ultra Short Bond Fund (a)	$15,753	$(15,753)
PGIM Institutional Money Market Fund (a)	1,012	(1,012)

(a)	Due to taxable over-distribution

Net investment income, net realized gain (loss) on investments and foreign currency transactions and net assets were not affected by this change.

The tax character of distributions paid during the year ended January 31, 2022 were as follows:

Fund	Ordinary Income	Long Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
PGIM Core Short-Term Bond Fund	$23,901,687	$ —	$291,540	$24,193,227
PGIM Core Ultra Short Bond Fund	39,972,207	4,566	—	39,976,773
PGIM Institutional Money Market Fund	14,514,243	4,864	—	14,519,107

The tax character of distributions paid during the year ended January 31, 2021 were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
PGIM Core Short-Term Bond Fund	$ 37,768,493	$ —	$1,515,195	$ 39,283,688
PGIM Core Ultra Short Bond Fund	172,499,588	—	—	172,499,588
PGIM Institutional Money Market Fund	121,546,781	—	—	121,546,781

As of January 31, 2022, PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund had no accumulated undistributed earnings on a tax basis.

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of January 31, 2022 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
PGIM Core Short-Term Bond Fund	$ 2,333,752,245	$19,182,142	$(17,396,442)	$ 1,785,700

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
PGIM Core Ultra Short Bond Fund	$23,497,724,737	$ 456,986	$ (3,152,778)	$(2,695,792)
PGIM Institutional Money Market Fund	14,116,735,958	318,534	(1,385,232)	(1,066,698)

The difference between GAAP basis and tax basis was primarily attributable to deferred losses on wash sales and swaps.

For federal income tax purposes, the PGIM Core Short-Term Bond Fund had a capital loss carryforward as of January 31, 2022 of approximately $36,463,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended January 31, 2022 are subject to such review.

7.	Capital and Ownership

Shares of the PGIM Core Short-Term Bond Fund, the PGIM Core Ultra Short Bond Fund and the PGIM Institutional Money Market Fund are available only to investment companies managed by PGIM Investments and, as applicable, certain investment advisory clients of PGIM, Inc.

The RIC is authorized to issue an unlimited number of shares of beneficial interest, which may be divided into an unlimited number of series of such shares.

As of January 31, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned all shares of the Funds.

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Affiliated		Unaffiliated
Fund	Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
PGIM Core Short-Term Bond Fund	2	97.0%	—	—%
PGIM Core Ultra Short Bond Fund	6	66.7	—	—

Notes to Financial Statements (continued)

	Affiliated		Unaffiliated
Fund	Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
PGIM Institutional Money Market Fund	3	33.7%	—	—%

Transactions in shares of beneficial interest were as follows:

	PGIM Core Short-Term Bond Fund		PGIM Core Ultra Short Bond Fund

	Shares	Amount	Shares	Amount
Year ended January 31, 2022:
Shares sold	30,186,091	$277,486,085	185,299,449,087	$185,299,447,230
Shares issued in reinvestment of dividends and distributions	774,728	7,137,574	39,660,742	39,660,742
Shares purchased	(73,997,536)	(680,113,269)	(192,934,824,532)	(192,934,824,533)

Net increase (decrease) in shares outstanding	(43,036,717)	$(395,489,610)	(7,595,714,703)	$(7,595,716,561)

Year ended January 31, 2021:
Shares sold	190,793,878	$1,738,879,927	272,436,300,500	$272,436,300,863
Shares issued in reinvestment of dividends and distributions	1,269,656	11,638,591	169,729,470	169,729,470
Shares purchased	(188,479,560)	(1,719,601,850)	(261,854,715,517)	(261,854,715,517)

Net increase (decrease) in shares outstanding	3,583,974	$30,916,668	10,751,314,453	$10,751,314,816

	PGIM Institutional Money Market Fund

	Shares	Amount
Year ended January 31, 2022:
Shares sold	124,192,205,521	$124,119,430,412
Shares issued in reinvestment of dividends and distributions	14,516,509	14,508,120
Shares purchased	(130,313,200,308)	(130,236,780,094)

Net increase (decrease) in shares outstanding	(6,106,478,278)	$(6,102,841,562)

Year ended January 31, 2021:
Shares sold	164,566,353,559	$164,488,986,884
Shares issued in reinvestment of dividends and distributions	121,530,035	121,488,485
Shares purchased	(161,047,901,868)	(160,983,076,991)

Net increase (decrease) in shares outstanding	3,639,981,726	$3,627,398,378

8.	Borrowings

The RIC, on behalf of the PGIM Core Short-Term Bond Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA

Term of Commitment	10/1/2021 – 9/29/2022	10/2/2020 – 9/30/2021

Total Commitment	$ 1,200,000,000	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The PGIM Core Short-Term Bond Fund did not utilize the SCA during the year ended January 31, 2022.

9.	Risks of Investing in the Funds

Each Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	PGIM Core Short Term Bond Fund	PGIM Core Ultra Short Bond Fund	PGIM Institutional Money Market Fund
Adjustable and Floating Rate Securities	X	X	X
Credit	X	X	X
Cyber Security	X	X	X
Debt Obligations	X	X	X
Derivatives	X	—	—
Economic and Market Events	X	X	X
Equity and Equity-Related Securities	X	X	—
Fees and Gates	—	—	X
Floating Net Asset Value	—	—	X
Foreign Securities	X	X	X
Forward Commitments	X	X	X
Illiquid Securities	X	X	X
Increase in Exepnses	X	X	X
Interest Rate	X	X	X
Large Shareholder and Large Scale Redemption	X	X	X

Notes to Financial Statements (continued)

Risks	PGIM Core Short Term Bond Fund	PGIM Core Ultra Short Bond Fund	PGIM Institutional Money Market Fund
Liquidity	X	X	X
Management	X	X	X
Market Disruption and Geopolitical	X	X	X
Market	X	X	X
Mortgage-Backed and Asset-Backed Securities	X	X	X
Municipal Bonds	X	X	X
Repurchase Agreeements	X	X	X
Reverse Repurchase Agreements	X	X	X
U.S. Government and Agency Securities	X	X	X
Variable and Floating Rate Bonds	X	X	X
When-Issued and Delayed-Delivery Transactions	X	X	X
Yield	—	X	X

Adjustable and Floating Rate Securities Risk: The value of adjustable and floating rate securities may lag behind the value of fixed rate securities when interest rates change. Such securities may be subject to extended settlement periods (longer than seven days) and in unusual market conditions, with a high volume of shareholder redemptions, may present a risk of loss to the Fund or may impair the Fund’s ability satisfy shareholder redemption requests.

Credit Risk: The debt obligations in which the Fund invests are generally subject to the risk that the issuer may be unable to repay principal and make interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. All securities purchased by the Fund must present minimal credit risk in the opinion of the subadviser. The Fund is subject to the risk that the subadviser’s credit risk determinations may be incorrect. In addition, the credit quality of the securities held by the Fund may change rapidly in certain market conditions, which could result in significant net asset value deterioration.

Cyber Security Risk: Failures or breaches of the electronic systems of the Fund, the Fund’s manager, subadviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Fees and Gates Risk: The Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets fall below a designated threshold, subject to the discretion of the Fund’s Board. If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its

Notes to Financial Statements (continued)

discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or impose temporary gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a liquidity fee in the default amount of 1% of the value of shares redeemed unless the Board determines that not doing so is in the best interests of the Fund.

Floating Net Asset Value Risk: The Fund’s NAV floats. The value of the Fund’s shares is calculated to four decimal places and will vary, reflecting the value of the portfolio of investments held by the Fund. It is possible to lose money by investing in the Fund. The Fund’s shareholders should not rely on or expect the Fund’s manager to purchase distressed assets from the Fund, enter into capital support agreements with the Fund, or make capital infusions into the Fund.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Forward Commitments Risk: Forward commitments are subject to the risk that the counterparty to the forward commitment may fail to make payment or delivery in a timely manner or at all. Forward commitments are also subject to the risk that the value of the security to be purchased may decline prior to the settlement date.

Illiquid Securities Risk: The Fund may invest in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table of the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk." When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

This is the risk that the securities in which the Fund invests could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities generally are more sensitive to interest rate changes. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. Instruments with floating interest rates can be less sensitive to interest rate changes.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its

Notes to Financial Statements (continued)

investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Municipal Bonds Risk: Municipal bonds are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes could affect the market for and value of municipal bonds, which may adversely affect the Fund’s yield or the value of the Fund’s investments in municipal bonds. Certain municipal bonds with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities. If the Fund invests a substantial amount of its assets in issuers located in a single region, state or city, there is an increased risk that environmental, economic, political and social conditions in those regions will have a significant impact on the Fund’s investment performance. For example, municipal securities of a particular state are vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health epidemics, social unrest and catastrophic natural disasters, such as hurricanes or earthquakes. Many municipal bonds are also subject to prepayment risk, which is the risk that when interest rates fall, issuers may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate. In addition, income from municipal bonds could be declared taxable because of non-compliant conduct of a bond issuer.

Repurchase Agreements Risk: Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. To the extent that, in the meantime, the value of the securities that the Fund has purchased has decreased, the Fund could experience a loss.

Notes to Financial Statements (continued)

Reverse Repurchase Agreements Risk: Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences to the Fund. Reverse repurchase agreements also involve leverage, which may exaggerate the increase or decrease of the value of the Fund’s assets during the term of the agreement.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Some agency securities carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. No assurance can be given that the U.S. government would provide financial support to any such issuers if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Variable and Floating Rate Bonds Risk: Variable and floating rate bonds are subject to credit risk, market risk and interest rate risk. In addition, the absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

When-Issued and Delayed-Delivery Transactions Risk: When-issued and delayed-delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Yield Risk: The amount of income received by the Fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the Fund’s expenses could absorb all or a significant portion of the Fund’s income. If interest rates increase, the Fund’s yield may not increase proportionately. For example, the Fund’s investment manager may discontinue any temporary voluntary fee limitation.

10.	Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Funds.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Prudential Investment Portfolios 2 and Shareholders of PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund (three of the funds constituting Prudential Investment Portfolios 2, hereafter collectively referred to as the “Funds”) as of January 31, 2022, the related statements of operations for the year ended January 31, 2022, the statements of changes in net assets for each of the two years in the period ended January 31, 2022, including the related notes, and the financial highlights for each of the two years in the period ended January 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of January 31, 2022, the results of each of their operations for the year then ended, and the changes in each of their net assets and each of the financial highlights for each of the two years in the period ended January 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Funds as of and for the year ended January 31, 2020 and the financial highlights for each of the periods ended on or prior to January 31, 2020 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated March 18, 2020 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that

Report of Independent Registered Public Accounting Firm (continued)

respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

March 22, 2022

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

Prudential Investment Portfolios 2    105

Tax Information (unaudited)

For the year ended January 31, 2022, the PGIM Core Ultra Short Bond Fund reports 76.79%, the PGIM Institutional Money Market Fund reports 99.50%, and PGIM Core Short-Term Bond Fund reports 100.00% as interest-related dividends in accordance with Sections 871(k)(1) and 881(e)(1) of the Internal Revenue Code.

In January 2023, you will be advised on IRS Form 1099-DIV or substitute Form 1099, as to the Federal tax status of the distributions received by you in calendar year 2022.

We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders providing the Mutual Fund meets certain requirements mandated by the respective state’s taxing authorities. We are pleased to report that 1.59% of the dividends paid by the PGIM Core Ultra Short Bond Fund and 3.82% of the dividends paid by the PGIM Institutional Money Market Fund qualifies for such deduction.

Please consult your tax adviser or state/local authorities to properly report this information on your tax return. If you have any questions concerning the amounts listed above, please call your financial adviser.

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS (unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Ellen S. Alberding 1958 Board Member Portfolios Overseen: 95	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); formerly Vice Chair, City Colleges of Chicago (community college system) (2011-2015); Trustee, National Park Foundation (charitable foundation for national park system) (2009-2018); Trustee, Economic Club of Chicago (2009-2016); Trustee, Loyola University (since 2018).	None.	Since September 2013

Kevin J. Bannon 1952 Board Member Portfolios Overseen: 95	Retired; formerly Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).	Since July 2008

Prudential Investment Portfolios 2

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Linda W. Bynoe 1952 Board Member Portfolios Overseen: 92	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Limited LLC (formerly Telemat Ltd) (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Trustee of Equity Residential (residential real estate) (since December 2009); Director of Northern Trust Corporation (financial services) (since April 2006); formerly Director of Anixter International, Inc. (communication products distributor) (January 2006-June 2020).	Since March 2005

Barry H. Evans 1960 Board Member Portfolios Overseen: 94	Retired; formerly President (2005-2016), Global Chief Operating Officer (2014-2016), Chief Investment Officer - Global Head of Fixed Income (1998-2014), and various portfolio manager roles (1986-2006), Manulife Asset Management (asset management).	Formerly Director, Manulife Trust Company (2011-2018); formerly Director, Manulife Asset Management Limited (2015-2017); formerly Chairman of the Board of Directors of Manulife Asset Management U.S. (2005-2016); formerly Chairman of the Board, Declaration Investment Management and Research (2008-2016).	Since September 2017

Keith F. Hartstein 1956 Board Member & Independent Chair Portfolios Overseen: 95	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (IDC) (organization of independent mutual fund directors); formerly Executive Committee of the IDC Board of Governors (October 2019-December 2021); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.	Since September 2013

Visit our website at pgim.com/investments

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Laurie Simon Hodrick 1962 Board Member Portfolios Overseen: 91	A. Barton Hepburn Professor Emerita of Economics in the Faculty of Business, Columbia Business School (since 2018); Visiting Fellow at the Hoover Institution, Stanford University (since 2015); Sole Member, ReidCourt LLC (since 2008) (a consulting firm); formerly Visiting Professor of Law, Stanford Law School (2015-2021); formerly A. Barton Hepburn Professor of Economics in the Faculty of Business, Columbia Business School (1996-2017); formerly Managing Director, Global Head of Alternative Investment Strategies, Deutsche Bank (2006-2008).	Independent Director, Andela (since January 2022) (global talent network); Independent Director, Roku (since December 2020) (communication services); formerly Independent Director, Synnex Corporation (2019-2021) (information technology); formerly Independent Director, Kabbage, Inc. (2018-2020) (financial services); formerly Independent Director, Corporate Capital Trust (2017-2018) (a business development company).	Since September 2017

Brian K. Reid 1961 Board Member Portfolios Overseen: 94	Retired; formerly Chief Economist for the Investment Company Institute (ICI) (2005-2017); formerly Senior Economist and Director of Industry and Financial Analysis at the ICI (1998-2004); formerly Senior Economist, Industry and Financial Analysis at the ICI (1996-1998); formerly Staff Economist at the Federal Reserve Board (1989-1996); Director, ICI Mutual Insurance Company (2012-2017).	None.	Since March 2018

Prudential Investment Portfolios 2

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Grace C. Torres 1959 Board Member Portfolios Overseen: 94	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the PGIM Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of PGIM Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Director (since January 2018) of OceanFirst Financial Corp. and OceanFirst Bank; formerly Director (July 2015-January 2018) of Sun Bancorp, Inc. N.A. and Sun National Bank.	Since November 2014

Interested Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Stuart S. Parker 1962 Board Member & President Portfolios Overseen: 94

President, Chief Executive Officer, Chief Operating Officer and Officer in Charge of PGIM Investments LLC (formerly known as Prudential Investments LLC) (since January 2012); formerly Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of PGIM Investments LLC (June 2005-December 2011); Investment Company Institute - Board of Governors (since May 2012).

		None.	Since January 2012

Visit our website at pgim.com/investments

Interested Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Scott E. Benjamin 1973 Board Member & Vice President Portfolios Overseen: 95

Executive Vice President (since May 2009) of PGIM Investments LLC; Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, PGIM Investments (since February 2006); formerly Vice President of Product Development and Product Management, PGIM Investments LLC (2003-2006).

		None.	Since March 2010

Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Claudia DiGiacomo 1974 Chief Legal Officer	Chief Legal Officer, Executive Vice President and Secretary of PGIM Investments LLC (since August 2020); Chief Legal Officer of Prudential Mutual Fund Services LLC (since August 2020); Chief Legal Officer of PIFM Holdco, LLC (since August 2020); Vice President and Corporate Counsel (since January 2005) of Prudential; and Corporate Counsel of AST Investment Services, Inc. (since August 2020); formerly Vice President and Assistant Secretary of PGIM Investments LLC (2005-2020); formerly Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since December 2005

Dino Capasso 1974 Chief Compliance Officer	Chief Compliance Officer (since July 2019) of PGIM Investments LLC; Chief Compliance Officer (since July 2019) of the PGIM Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., PGIM Global High Yield Fund, Inc., PGIM High Yield Bond Fund, Inc., and PGIM Short Duration High Yield Opportunities Fund; Vice President and Deputy Chief Compliance Officer (June 2017-2019) of PGIM Investments LLC; formerly Senior Vice President and Senior Counsel (January 2016-June 2017), and Vice President and Counsel (February 2012-December 2015) of Pacific Investment Management Company LLC.	Since March 2018

Prudential Investment Portfolios 2

Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Andrew R. French 1962 Secretary	Vice President (since December 2018) of PGIM Investments LLC; formerly Vice President and Corporate Counsel (2010-2018) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since October 2006

Diana N. Huffman 1982 Assistant Secretary	Vice President and Corporate Counsel (since September 2015) of Prudential; Vice President and Assistant Secretary (since August 2020) of PGIM Investments LLC; formerly Associate at Willkie Farr & Gallagher LLP (2009-2015).	Since March 2019

Melissa Gonzalez 1980 Assistant Secretary	Vice President and Corporate Counsel (since September 2018) of Prudential; Vice President and Assistant Secretary (since August 2020) of PGIM Investments LLC; formerly Director and Corporate Counsel (March 2014-September 2018) of Prudential.	Since March 2020

Patrick E. McGuinness 1986 Assistant Secretary	Vice President and Assistant Secretary (since August 2020) of PGIM Investments LLC; Director and Corporate Counsel (since February 2017) of Prudential; and Corporate Counsel (2012-2017) of IIL, Inc.	Since June 2020

Debra Rubano 1975 Assistant Secretary

Vice President and Corporate Counsel (since November 2020) of Prudential; formerly Director and Senior Counsel of Allianz Global Investors U.S. Holdings LLC (2010-2020) and Assistant Secretary of numerous funds in the Allianz fund complex (2015-2020).

Since December 2020

Kelly A. Coyne 1968 Assistant Secretary	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since March 2015

Christian J. Kelly 1975 Treasurer and Principal Financial and Accounting Officer

Vice President, Head of Fund Administration of PGIM Investments LLC (since November 2018); formerly Director of Fund Administration of Lord Abbett & Co. LLC (2009-2018), Treasurer and Principal Accounting Officer of the Lord Abbett Family of Funds (2017-2018); Director of Accounting, Avenue Capital Group (2008-2009); Senior Manager, Investment Management Practice of Deloitte & Touche LLP (1998-2007).

Since January 2019

Lana Lomuti 1967 Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within PGIM Investments Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since April 2014

Russ Shupak 1973 Assistant Treasurer	Vice President (since 2017) and Director (2013-2017), within PGIM Investments Fund Administration.	Since October 2019

Visit our website at pgim.com/investments

Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Deborah Conway 1969 Assistant Treasurer	Vice President (since 2017) and Director (2007-2017), within PGIM Investments Fund Administration.	Since October 2019

Elyse M. McLaughlin 1974 Assistant Treasurer	Vice President (since 2017) and Director (2011-2017), within PGIM Investments Fund Administration.	Since October 2019

Jonathan Corbett 1983 Anti-Money Laundering Compliance Officer

Vice President, Corporate Compliance, Global Compliance Programs and Compliance Risk Management (since August 2019) of Prudential; formerly Vice President and Head of Key Risk Areas Compliance (March 2016 to July 2019), Chief Privacy Officer (March 2016 to July 2019) and Head of Global Financial Crimes Unit (April 2014 to March 2016) at MetLife.

Since October 2021

(a)	Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

∎	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.

∎	Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.
∎

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

∎

“Other Directorships Held” includes all directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

∎

“Portfolios Overseen” includes all investment companies managed by PGIM Investments LLC. The investment companies for which PGIM Investments LLC serves as manager include the PGIM Funds, Target Funds, The Prudential Variable Contract Accounts, PGIM ETF Trust, PGIM High Yield Bond Fund, Inc., PGIM Global High Yield Fund, Inc., PGIM Short Duration High Yield Opportunities Fund, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

∎	As used in the Fund Officers table “Prudential” means The Prudential Insurance Company of America.

Prudential Investment Portfolios 2

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Trustees of the Funds has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES

Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick

• Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer

• Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer

• Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street
Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street
Newark, NJ 07102

	PGIM Limited	Grand Buildings, 1-3 Strand
Trafalgar Square
London, WC2N 5HR
United Kingdom

DISTRIBUTOR	Prudential Investment	655 Broad Street
	Management Services LLC	Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue
New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus contain this and other information about the Funds. An investor may obtain a prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. Each prospectus should be read carefully before investing.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, c/o PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

PGIM Core Short-Term Bond Fund and PGIM Core Ultra-Short Bond Fund: The Funds’ file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter.

PGIM Institutional Money Market Fund: The Fund files a complete schedule of portfolio holdings with the Commission monthly on Form N-MFP. The Commission delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Form N-MFP filings (along with the Fund’s annual report filed on Form N-CSR and semi-annual report filed on Form N-CSRS) are available on the Commission’s website at sec.gov. The Fund’s complete holdings are also available on pgiminvestments.com.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

CUSIP

PGIM CORE SHORT-TERM BOND FUND	74440E102

PGIM CORE ULTRA SHORT BOND FUND	74440E201

PGIM INSTITUTIONAL MONEY MARKET FUND	74440E300

Item 2 –	Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 –	Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, member of the Board’s Audit Committee is an “audit committee financial expert,” and that she is “independent,” for purposes of this item.

Item 4 –	Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended January 31, 2022 and January 31, 2021, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $88,850 and $88,850 respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

For the fiscal years ended January 31, 2022 and January 31, 2021, PwC did not bill the Registrant for audit-related services.

For the fiscal year ended January 31, 2022 and January 31, 2021, fees of $620 and $6,105 were billed to the Registrant for services rendered by KPMG LLP (the Registrant’s prior principal accountant) in connection with the auditor transition.

(c) Tax Fees

For the fiscal years ended January 31, 2022 and January 31, 2021: none.

(d) All Other Fees

For the fiscal years ended January 31, 2022 and January 31, 2021: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

For the fiscal years ended January 31, 2022 and January 31, 2021, 100% of the services referred to in Item 4(b) was approved by the audit committee.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended January 31, 2022 and January 31, 2021 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Exhibits

(a)	(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.
(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.
(3)	Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	March 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 22, 2022

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	March 22, 2022